UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Asset Allocation Fund (formerly known as Columbia Asset Allocation Fund, Variable Series)

	Shares	Value ($)*
Investment Companies — 98.4%
BofA Cash Reserves, Capital Class Shares	1,407,769	1,407,769
Columbia Acorn International, Class I (a)	6,503	269,696
Columbia Acorn USA, Class I (a)	42,079	1,292,655
Columbia Bond Fund, Class I (a)	2,471,750	22,863,689
Columbia Contrarian Core Fund, Class I (a)	188,563	2,835,989
Columbia Convertible Securities Fund, Class I (a)	105,208	1,641,239
Columbia Corporate Income Fund, Class I (a)	546,804	5,309,466
Columbia Dividend Income Fund, Class I (a)	138,400	1,891,932
Columbia Dividend Opportunity Fund, Class I (a)	48,242	400,895
Columbia Emerging Markets Bond Fund, Class I (a)	62,066	698,862
Columbia Emerging Markets Fund, Class I (a)	333,757	3,831,534
Columbia Energy and Natural Resources Fund, Class I (a)	252,607	6,491,990
Columbia European Equity Fund, Class I (a)	512,363	3,166,401
Columbia High Yield Bond Fund, Class I (a)	2,242,121	6,367,625
Columbia International Bond Fund, Class I (a)	62,736	696,373
Columbia Large Cap Core Fund, Class I (a)	207,002	2,846,280
Columbia Large Cap Growth Fund, Class I (a)	491,740	12,495,122
Columbia Large Cap Value Fund, Class I (a)	884,696	10,572,116
Columbia Large Value Quantitative Fund, Class I (a)	145,530	1,104,575
Columbia Marsico Focused Equities Fund, Class I (a)	20,206	491,808
Columbia Mid Cap Growth Fund, Class I (a)	170,648	4,972,685
Columbia Mid Cap Value Fund, Class I (a)	340,547	4,907,276
Columbia Multi-Advisor International Equity Fund, Class I (a)	516,568	6,446,774
Columbia Pacific/Asia Fund, Class I (a)	152,768	1,315,334
Columbia Real Estate Equity Fund, Class I (a)	168,994	2,198,614

1

		Shares	Value ($)*
Investment Companies — (continued)
	Columbia Select Large Cap Growth Fund, Class I (a)	142,763	1,962,996
	Columbia Small Cap Growth Fund I, Class I (a)	57,079	2,010,337
	Columbia Small Cap Value Fund I, Class I (a)	47,968	2,375,831
	Columbia Small Cap Value Fund II, Class I (a)	85,124	1,285,373
	Columbia U.S. Government Mortgage Fund, Class I (a)	262,571	1,396,878
	Columbia U.S. Treasury Index Fund, Class I (a)	23,318	257,199
	Columbia Value and Restructuring Fund, Class I (a)	20,668	1,096,009
	Mortgage and Asset-Backed Portfolio (a)	264,097	2,482,509

	Total Investment Companies (cost of $112,322,853)		119,383,831

		Par ($)
Government & Agency Obligations — 1.5%
U.S. Treasury Inflation Indexed Bonds:
	2.125% 02/15/40	40,750	43,089
	2.375% 01/15/25	274,511	308,159
	3.875% 04/15/29	200,912	268,845
U.S. Treasury Inflation Indexed Notes:
	1.125% 01/15/21	25,164	25,522
	1.625% 01/15/15	213,333	231,249
	1.875% 07/15/13	137,870	149,126
	2.000% 01/15/14	148,959	162,319
	2.000% 01/15/16	149,768	165,353
	2.125% 01/15/19	158,963	177,381
	2.625% 07/15/17	122,176	140,321
	3.000% 07/15/12	79,601	85,260
	Total Government & Agency Obligations (cost of $1,673,840)		1,756,624
	Total Investments — 99.9% (cost of $113,996,693)(b)(c)		121,140,455
	Other Assets & Liabilities, Net — 0.1%		175,231
	Net Assets — 100.0%		121,315,686

2

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$119,383,831	$—	$—	$119,383,831
Government & Agency Obligations	1,756,624	—	—	1,756,624
Total Investments	121,140,455	—	—	121,140,455
Unrealized Appreciation on Futures Contracts	38,476	—	—	38,476
Total	$121,178,931	$—	$—	$121,178,931

4

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $114,002,879.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,715,930	$(578,354)	$7,137,576

At March 31, 2011, the Fund held the following open long futures contracts:

Equity Risk	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	5	$1,651,250	$1,612,774	June 2011	$38,476

At March 31, 2011, cash of $392,500 was pledged as collateral for open futures contracts.

5

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Federal Securities Fund, Variable Series

	Par ($)	Value ($)*
Mortgage-Backed Securities — 56.3%
Federal Home Loan Mortgage Corp.
4.500% 05/01/40	1,136,724	1,159,667
4.500% 07/01/40	562,914	574,276
5.500% 08/01/17	22,830	24,727
5.500% 12/01/17	12,152	13,162
6.000% 04/01/32	10,632	11,696
6.000% 03/01/38	3,070,744	3,341,776
7.000% 06/01/16	4,103	4,453
TBA:
3.500% 04/18/26 (a)	1,250,000	1,253,711
4.000% 04/13/41 (a)	1,000,000	981,875
4.500% 04/13/41 (a)	2,000,000	2,031,876
Federal National Mortgage Association
4.420% 10/01/19	574,520	592,464
4.430% 10/01/19	1,408,403	1,452,958
4.500% 06/01/25	1,648,669	1,735,435
4.500% 09/01/40	740,829	757,055
4.570% 01/01/20	147,744	153,331
4.600% 01/01/20	246,372	256,012
5.000% 11/01/17 (b)	1,432,880	1,534,179
5.000% 02/01/23	487,184	517,972
5.000% 04/01/35	400,036	421,251
5.000% 06/01/35	1,577,298	1,660,947
5.000% 06/01/40	1,355,445	1,420,551
5.000% 08/01/40	465,040	487,377
5.030% 05/01/24	455,000	464,135
5.500% 09/01/35	1,716,869	1,848,674
5.500% 07/01/36	562,626	605,144
6.000% 08/01/22	13,383	14,749
6.000% 09/01/36	892,338	980,301
6.500% 10/01/37	500,892	566,155
7.000% 07/01/11	29	30
7.000% 03/01/15	3,150	3,424
7.000% 03/01/29	60,935	70,392
TBA:
4.500% 04/18/26 (a)	500,000	523,984
4.500% 04/13/41 (a)	700,000	712,359
5.000% 04/13/41 (a)	1,450,000	1,517,062
5.500% 04/13/41 (a)	1,000,000	1,069,531
6.000% 04/13/41 (a)	4,425,000	4,812,533

1

		Par ($)	Value ($)*
Mortgage-Backed Securities — (continued)
	6.500% 04/13/41 (a)	700,000	784,656
Government National Mortgage Association
	6.000% 03/15/29	39,018	43,172
	6.500% 10/15/13	3,316	3,613
	TBA:
	4.000% 04/20/41 (a)	500,000	500,000
	4.500% 04/20/41 (a)	1,000,000	1,031,406

	Total Mortgage-Backed Securities (cost of $35,779,022)		35,938,071
Government & Agency Obligations — 37.2%
U.S. GOVERNMENT AGENCIES — 8.1%
Federal Home Loan Mortgage Corp.
	0.375% 11/30/12 (c)	3,103,000	3,086,269
	4.875% 06/13/18 (c)	865,000	960,716
Federal National Mortgage Association
	1.625% 10/26/15	1,149,000	1,118,028
U.S. GOVERNMENT AGENCIES TOTAL			5,165,013
U.S. GOVERNMENT OBLIGATIONS — 29.1%
U.S. Treasury Bonds
	3.500% 05/15/20	1,000,000	1,013,520
	4.250% 05/15/39	25,000	23,980
	4.500% 02/15/36	1,724,000	1,740,702
	6.875% 08/15/25 (c)	1,037,000	1,364,951
U.S. Treasury Note
	0.875% 05/31/11	4,262,000	4,267,327
U.S. Treasury Notes
	1.750% 07/31/15	60,000	59,550
	2.125% 05/31/15 (c)	1,500,000	1,516,410
	2.625% 04/30/16	1,074,000	1,092,963
	2.625% 08/15/20	1,590,000	1,491,619
	2.750% 02/15/19	174,000	170,017
	3.125% 09/30/13	5,035,000	5,296,191
	3.625% 02/15/20	500,000	513,594
U.S. GOVERNMENT OBLIGATIONS TOTAL			18,550,824

	Total Government & Agency Obligations (cost of $23,673,246)		23,715,837

2

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 10.7%
AGENCY — 3.3%
Federal National Mortgage Association
	2.520% 06/25/20	308,925	305,402
	9.250% 03/25/18	15,150	16,956
	I.O.:
	2.149% 08/25/34 (04/01/11) (d)(e)	1,008,030	37,449
	5.751% 06/25/33 (04/25/11) (d)(e)	1,076,100	122,633
	5.751% 05/25/34 (04/25/11) (d)(e)	1,168,312	152,485
	6.451% 07/25/35 (04/25/11) (d)(e)	580,503	89,987
	6.901% 07/25/36 (04/25/11) (d)(e)	679,761	120,696
	7.000% 02/25/39	1,005,405	188,389
	7.126% 12/15/32 (04/15/11) (d)(e)	2,594,034	495,884
	7.351% 01/25/33 (04/25/11) (d)(e)	683,655	78,925
Government National Mortgage Association
	I.O.:
	4.000% 09/16/34	2,856,280	451,134
	6.347% 01/16/34 (04/16/11) (d)(e)	328,635	42,413
AGENCY TOTAL			2,102,353
NON - AGENCY — 7.4%
American Mortgage Trust
	8.445% 09/27/22 (f)	1,981	1,201
ASG Resecuritization Trust
	3.500% 07/28/37 (g)	431,778	432,098
BCAP LLC Trust
	4.000% 07/26/37 (04/01/11) (d)(e)(g)	456,355	459,453
	5.250% 04/26/37 (04/01/11) (d)(e)(g)	154,580	156,724
Citigroup Mortgage Loan Trust, Inc.
	0.330% 01/25/37 (04/25/11) (d)(e)(g)	708,631	703,134
	4.750% 05/25/35 (g)	431,994	439,965
	8.201% 12/25/35 (04/01/11) (d)(e)(g)	300,000	302,250
Comfed Savings Bank
	6.558% 01/25/18 (04/01/11) (d)(e)(f)	7,953	398
Countrywide Home Loan Mortgage Pass Through Trust
	5.750% 01/25/33	305,741	313,788
Credit Suisse Mortgage Capital Certificates
	5.000% 02/27/37 (04/01/11) (d)(e)(g)	246,402	249,089
	5.000% 04/27/37 (04/01/11) (d)(e)(g)	148,765	150,971
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (e)(g)	265,978	268,992
GSR Mortgage Loan Trust
	4.183% 05/25/34 (04/01/11) (d)(e)	102,566	102,254

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
MASTR Asset Securitization Trust
	5.250% 12/25/33	14,574	14,548
Prime Mortgage Trust
	6.895% 02/25/34 (04/01/11) (d)(e)	502,386	546,345
RBSSP Resecuritization Trust
	5.500% 10/26/35 (g)	282,902	288,133
Wells Fargo Mortgage Backed Securities Trust
	4.735% 06/25/34 (04/01/11) (d)(e)	269,078	272,064
NON-AGENCY TOTAL			4,701,407

	Total Collateralized Mortgage Obligations (cost of $6,634,207)		6,803,760
Commercial Mortgage-Backed Securities — 5.0%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (04/01/11) (d)(e)	180,000	190,907
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	110,000	115,950
GMAC Commercial Mortgage Securities, Inc.
	5.472% 05/10/40 (04/01/11) (d)(e)	105,000	112,201
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.717% 02/15/46 (g)	175,000	175,614
Morgan Stanley Capital I
	4.970% 12/15/41	365,000	387,426
Morgan Stanley Reremic Trust
	5.808% 08/12/45 (04/01/11) (d)(e)(g)	1,200,000	1,296,389
	5.808% 08/15/45 (04/01/11) (d)(e)(g)	800,000	864,259
Structured Asset Securities Corp.
	I.O.,
	2.092% 02/25/28 (04/01/11) (d)(e)	361,326	17
Wachovia Bank Commercial Mortgage Trust
	5.209% 10/15/44 (04/01/11) (d)(e)	35,000	37,628

	Total Commercial Mortgage-Backed Securities (cost of $3,156,733)		3,180,391
Asset-Backed Securities — 2.2%
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	40,804	42,246

4

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
GSAMP Trust
	0.360% 06/25/36 (04/25/11) (d)(e)	803	801
Mid-State Trust
	7.340% 07/01/35	519,216	542,081
Morgan Stanley ABS Capital I
	0.740% 07/25/35 (04/25/11) (d)(e)	268,862	266,232
Novastar Home Equity Loan
	0.360% 06/25/36 (04/25/11) (d)(e)	151,283	150,477
Sierra Receivables Funding Co.
	3.840% 11/20/25 (g)	204,507	203,744
Triad Auto Receivables Owner Trust
	5.310% 05/13/13	208,192	209,265

	Total Asset-Backed Securities (cost of $1,406,283)		1,414,846

		Shares
Securities Lending Collateral — 8.3%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.280%) (h)	5,335,055	5,335,055

	Total Securities Lending Collateral (cost of $5,335,055)		5,335,055

	Par ($)
Short-Term Obligation — 11.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 12/21/15, market value $7,279,988 (repurchase proceeds $7,136,014)	7,136,000	7,136,000

Total Short-Term Obligation (cost of $7,136,000)		7,136,000

Total Investments — 130.9% (cost of $83,120,546)(i)(j)		83,523,960

Obligation to Return Collateral for Securities Loaned — (8.3)%		(5,335,055)

Other Assets & Liabilities, Net — (22.6)%		(14,381,087)

Net Assets — 100.0%		63,807,818
Securities Sold Short — (2.1)%
MORTGAGE - BACKED SECURITIES — (2.1)%
Federal Home Loan Mortgage Corp.
TBA,
6.000% 04/13/41	(1,250,000)	(1,357,812)

Total Securities Sold Short (cost of $(1,357,422))		(1,357,812)

5

Notes to Investment Portfolio:

*     Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported at value in the Statement of Asset and Liabilities. The Fund will realize a gain if the security declines in value, and will realize a loss if the security appreciates in value. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$712,359	$35,225,712	$—	$35,938,071
Government & Agency Obligations
U.S. Government Agencies	2,373,910	2,791,103	—	5,165,013
U.S. Government Obligations	18,550,824	—	—	18,550,824
Total Government & Agency Obligations	20,924,734	2,791,103	—	23,715,837
Collateralized Mortgage Obligations
Agency	—	2,102,353	—	2,102,353
Non - Agency	—	4,699,808	1,599	4,701,407
Total Collateralized Mortgage Obligations	—	6,802,161	1,599	6,803,760
Total Commercial Mortgage-Backed Securities	—	3,180,391	—	3,180,391
Total Asset-Backed Securities	—	1,414,846	—	1,414,846
Total Securities Lending Collateral	5,335,055	—	—	5,335,055
Total Short-Term Obligation	—	7,136,000	—	7,136,000
Total Investments	26,972,148	56,550,213	1,599	83,523,960
Total Securities Sold Short	—	(1,357,812)	—	(1,357,812)
Unrealized Appreciation on Futures Contracts	1,746	—	—	1,746
Unrealized Depreciation on Futures Contracts	(42,496)	—	—	(42,496)
Total	$26,931,398	$55,192,401	$1,599	$82,125,398

7

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain collateralized mortgage obligations classified as Level 3 are valued using the income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain collateralized mortgage obligations classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but not limited to, estimated cash flows of the securities and observable yields on securities that management deemed comparable.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three month period ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Collateralized Mortgage Obligations	$1,635	$—	$14	$217	$—	$(267)	$—	$—	$1,599

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31 2011, which were valued using significant unobservable inputs (Level 3) amounted to $217.

(a)	Security purchased on a delayed delivery basis.
(b)	A portion of this security with a market value of $972,192 is pledged as collateral for open futures contracts.
(c)	All or a portion of this security was on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 is $5,222,125.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2011.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $1,599, which represents less than 0.1% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities, which are not illiquid, amounted to $5,990,815, which represents 9.4% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $83,120,546.

8

(j)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,044,865	$(641,451)	$403,414

At March 31, 2011, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bonds	5	$600,938	$599,192	Jun-2011	$1,746
10-Year U.S. Treasury Notes	15	1,785,469	1,810,958	Jun -2011	(25,489)
5-Year U.S. Treasury Notes	16	1,868,625	1,885,632	Jun -2011	(17,007)
					$(40,750)

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

9

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 9.8%
Auto Components — 0.8%
Exedy Corp.	1,900	57,122
NHK Spring Co., Ltd.	13,000	128,805
Auto Components Total		185,927
Automobiles — 1.2%
Nissan Motor Co., Ltd.	29,900	265,602
Automobiles Total		265,602
Hotels, Restaurants & Leisure — 0.4%
OPAP SA	3,947	84,521
Hotels, Restaurants & Leisure Total		84,521
Household Durables — 3.1%
Arnest One Corp.	13,600	135,809
Forbo Holding AG, Registered Shares	238	178,792
Foster Electric Co., Ltd.	7,700	175,831
SEB SA	2,082	205,126
Household Durables Total		695,558
Internet & Catalog Retail — 0.5%
DeNA Co., Ltd.	2,974	107,630
Internet & Catalog Retail Total		107,630
Specialty Retail — 1.7%
EDION Corp.	11,000	93,624
Game Group PLC	108,285	98,146
USS Co., Ltd.	2,500	194,580
Specialty Retail Total		386,350
Textiles, Apparel & Luxury Goods — 2.1%
Adidas AG	3,385	213,260
LG Fashion Corp.	5,590	150,807
Youngone Corp.	13,160	124,776
Textiles, Apparel & Luxury Goods Total		488,843
CONSUMER DISCRETIONARY TOTAL		2,214,431
CONSUMER STAPLES — 8.0%
Beverages — 1.5%
Carlsberg A/S, Class B	2,305	248,191
Cott Corp. (a)	11,632	97,709
Beverages Total		345,900
Food & Staples Retailing — 2.6%
George Weston Ltd.	2,100	143,090
Koninklijke Ahold NV	16,597	222,699
Seven & I Holdings Co., Ltd.	8,400	213,978
Food & Staples Retailing Total		579,767

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 3.6%
Balrampur Chini Mills Ltd. (a)	51,831	81,525
Marine Harvest ASA	203,887	253,280
Nestle SA, Registered Shares	4,193	240,350
Parmalat SpA	69,840	233,982
Food Products Total		809,137
Household Products — 0.3%
McBride PLC	28,646	65,369
Household Products Total		65,369
CONSUMER STAPLES TOTAL		1,800,173
ENERGY — 9.9%
Energy Equipment & Services — 3.0%
Core Laboratories NV	1,260	128,734
Noble Corp.	4,930	224,907
Shinko Plantech Co., Ltd.	17,600	203,314
Tecnicas Reunidas SA	1,837	110,436
Energy Equipment & Services Total		667,391
Oil, Gas & Consumable Fuels — 6.9%
AWE Ltd. (a)	100,643	180,865
BP PLC	23,763	173,067
Japan Petroleum Exploration Co.	4,100	204,978
Rosneft Oil Co., GDR	20,744	189,496
Royal Dutch Shell PLC, Class B	10,810	391,916
Total SA	4,360	265,419
Yanzhou Coal Mining Co., Ltd., Class H	44,000	158,687
Oil, Gas & Consumable Fuels Total		1,564,428
ENERGY TOTAL		2,231,819
FINANCIALS — 21.8%
Capital Markets — 2.6%
Credit Suisse Group AG, Registered Shares	4,678	198,783
ICAP PLC	18,033	152,743
Intermediate Capital Group PLC	34,161	178,925
Tokai Tokyo Financial Holdings, Inc.	18,000	61,479
Capital Markets Total		591,930
Commercial Banks — 9.5%
Australia & New Zealand Banking Group Ltd.	14,172	348,846
Banco Bilbao Vizcaya Argentaria SA	18,326	222,343
Banco Santander SA	30,340	352,238

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Bank of China Ltd., Class H	228,000	126,788
BNP Paribas	3,830	280,132
HSBC Holdings PLC	22,812	234,574
Indian Bank	14,502	75,693
Sumitomo Mitsui Financial Group, Inc.	9,700	300,945
Svenska Handelsbanken AB, Class A	5,741	188,277
Commercial Banks Total		2,129,836
Diversified Financial Services — 1.1%
ING Groep NV (a)	19,945	252,444
Diversified Financial Services Total		252,444
Insurance — 5.4%
Allianz SE, Registered Shares	1,294	181,607
Axis Capital Holdings Ltd.	4,921	171,841
Hartford Financial Services Group, Inc.	4,289	115,503
Legal & General Group PLC	87,657	161,993
Sampo Oyj, Class A	8,723	278,274
Zurich Financial Services AG, Registered Shares	1,094	306,225
Insurance Total		1,215,443
Real Estate Investment Trusts (REITs) — 0.8%
Japan Retail Fund Investment Corp.	113	177,188
Real Estate Investment Trusts (REITs) Total		177,188
Real Estate Management & Development — 2.4%
Hongkong Land Holdings Ltd.	29,000	203,119
Huaku Development Co., Ltd.	75,590	211,652
Swire Pacific Ltd., Class A	9,000	132,047
Real Estate Management & Development Total		546,818
FINANCIALS TOTAL		4,913,659
HEALTH CARE — 7.6%
Biotechnology — 0.6%
Amgen, Inc. (a)	2,597	138,810
Biotechnology Total		138,810
Health Care Providers & Services — 1.0%
Miraca Holdings, Inc.	5,900	225,816
Health Care Providers & Services Total		225,816
Pharmaceuticals — 6.0%
AstraZeneca PLC, ADR	6,621	305,360
GlaxoSmithKline PLC	10,016	191,125
Novartis AG, Registered Shares	2,239	121,445
Roche Holding AG, Genusschein Shares	2,257	322,393
Sanofi-Aventis SA	3,835	268,895

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Santen Pharmaceutical Co., Ltd.	3,600	143,783
Pharmaceuticals Total		1,353,001
HEALTH CARE TOTAL		1,717,627
INDUSTRIALS — 11.4%
Aerospace & Defense — 1.6%
BAE Systems PLC	41,196	214,715
MTU Aero Engines Holding AG	2,349	159,293
Aerospace & Defense Total		374,008
Commercial Services & Supplies — 0.6%
Aeon Delight Co., Ltd.	8,000	133,805
Commercial Services & Supplies Total		133,805
Construction & Engineering — 1.2%
CTCI Corp.	137,000	156,102
Maire Tecnimont SpA	27,056	111,350
Construction & Engineering Total		267,452
Electrical Equipment — 2.3%
Mitsubishi Electric Corp.	21,000	247,140
Schneider Electric SA	1,555	265,772
Electrical Equipment Total		512,912
Industrial Conglomerates — 1.6%
DCC PLC	5,696	181,386
Tyco International Ltd.	4,194	187,766
Industrial Conglomerates Total		369,152
Machinery — 0.8%
Scania AB, Class B	8,311	192,636
Machinery Total		192,636
Professional Services — 0.8%
Atkins WS PLC	15,229	171,257
Professional Services Total		171,257
Trading Companies & Distributors — 2.5%
ITOCHU Corp.	17,700	185,228
Kloeckner & Co., SE (a)	5,366	178,862
Mitsui & Co., Ltd.	10,800	193,362
Trading Companies & Distributors Total		557,452
INDUSTRIALS TOTAL		2,578,674
INFORMATION TECHNOLOGY — 6.0%
Electronic Equipment, Instruments & Components — 2.9%
FUJIFILM Holdings Corp.	5,300	164,275
Halma PLC	27,627	155,339

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Hitachi Ltd.	22,000	114,522
Murata Manufacturing Co., Ltd.	3,100	224,170
Electronic Equipment, Instruments & Components Total		658,306
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc. (a)	11,234	96,612
Hanwha SolarOne Co., Ltd., ADR (a)	11,039	83,786
Macronix International	180,000	119,348
Samsung Electronics Co., Ltd.	156	132,283
Semiconductors & Semiconductor Equipment Total		432,029
Software — 1.2%
Autonomy Corp. PLC (a)	4,268	108,794
Nintendo Co., Ltd.	600	163,146
Software Total		271,940
INFORMATION TECHNOLOGY TOTAL		1,362,275
MATERIALS — 10.9%
Chemicals — 3.9%
BASF SE	5,576	482,277
Clariant AG, Registered Shares (a)	13,552	244,482
Hitachi Chemical Co., Ltd.	7,500	152,771
Chemicals Total		879,530
Metals & Mining — 5.9%
Aurubis AG	3,318	177,111
BHP Billiton PLC	11,588	457,301
Centerra Gold, Inc.	6,881	123,496
Eastern Platinum Ltd. (a)	74,000	99,226
First Quantum Minerals Ltd.	1,561	201,940
Freeport-McMoRan Copper & Gold, Inc.	3,260	181,093
OneSteel Ltd.	38,719	97,642
Metals & Mining Total		1,337,809
Paper & Forest Products — 1.1%
Svenska Cellulosa AB, Class B	15,003	241,497
Paper & Forest Products Total		241,497
MATERIALS TOTAL		2,458,836
TELECOMMUNICATION SERVICES — 7.1%
Diversified Telecommunication Services — 2.8%
Bezeq Israeli Telecommunication Corp., Ltd.	49,429	146,572
Tele2 AB, Class B	10,545	243,581
Telefonica SA	4,210	105,397

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Telenor ASA	8,455	139,127
Diversified Telecommunication Services Total		634,677
Wireless Telecommunication Services — 4.3%
Advanced Info Service PCL, Foreign Registered Shares	36,100	107,423
Freenet AG	18,324	209,568
NTT DoCoMo, Inc.	62	108,236
Softbank Corp.	7,300	290,863
Vivo Participacoes SA, ADR	3,664	147,952
Vodafone Group PLC	34,848	98,669
Wireless Telecommunication Services Total		962,711
TELECOMMUNICATION SERVICES TOTAL		1,597,388
UTILITIES — 4.9%
Electric Utilities — 2.0%
Enel SpA	23,500	148,137
Fortum Oyj (a)	9,003	305,707
Electric Utilities Total		453,844
Gas Utilities — 0.5%
PT Perusahaan Gas Negara Tbk	249,500	111,617
Gas Utilities Total		111,617
Independent Power Producers & Energy Traders — 0.9%
International Power PLC	40,396	199,594
Independent Power Producers & Energy Traders Total		199,594
Multi-Utilities — 1.5%
AGL Energy Ltd.	12,399	183,569
RWE AG	2,640	168,158
Multi-Utilities Total		351,727
UTILITIES TOTAL		1,116,782

Total Common Stocks (cost of $17,685,632)		21,991,664

Preferred Stock — 1.1%
CONSUMER STAPLES — 1.1%
Household Products — 1.1%
Henkel AG & Co., KGaA	4,081	252,801
Household Products Total		252,801
CONSUMER STAPLES TOTAL		252,801

Total Preferred Stock (cost of $201,890)		252,801

6

	Shares	Value ($)
Investment Company — 0.4%
iShares MSCI EAFE Index Fund	1,538	92,418

Total Investment Company (cost of $85,700)		92,418

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11, at 0.040%, collateralized by a U.S. Treasury obligation maturing 08/15/39, market value of $146,537 (repurchase proceeds $141,000)	141,000	141,000

Total Short-Term Obligation (cost of $141,000)		141,000

Total Investments — 99.5% (cost of $18,114,222)(b)(c)		22,477,883

Other Assets & Liabilities, Net — 0.5%		110,854

Net Assets — 100.0%		22,588,737

7

Notes to Investment Portfolio:

*     Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

9

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$2,214,431	$—	$2,214,431
Consumer Staples	240,799	1,559,374	—	1,800,173
Energy	543,137	1,688,682	—	2,231,819
Financials	287,344	4,626,315	—	4,913,659
Health Care	444,170	1,273,457	—	1,717,627
Industrials	187,766	2,390,908	—	2,578,674
Information Technology	180,398	1,181,877	—	1,362,275
Materials	605,755	1,853,081	—	2,458,836
Telecommunication Services	147,952	1,449,436	—	1,597,388
Utilities	—	1,116,782	—	1,116,782
Total Common Stocks	2,637,321	19,354,343	—	21,991,664
Total Preferred Stock	—	252,801	—	252,801
Total Investment Company	92,418	—	—	92,418
Total Short-Term Obligation	—	141,000	—	141,000
Total Investments	2,729,739	19,748,144	—	22,477,883
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	88,085	—	88,085
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(55,402)	—	(55,402)
Total	$2,729,739	$19,780,827	$—	$22,510,566

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Level 1 and Level 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Common Stocks Consumer Staples	$18,654	$(176,736)	$168,824	$—	$(10,742)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $168,824.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $18,114,222.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

10

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,320,178	$(956,517)	$4,363,661

Forward foreign currency exchange contracts outstanding on March 31, 2011 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	AUD	$1,182,891	$1,146,679	04/28/11	$36,212

JPMorgan Chase Bank N.A.	CAD	172,154	169,352	04/28/11	2,802

JPMorgan Chase Bank N.A.	EUR	824,442	792,637	04/28/11	31,805

JPMorgan Chase Bank N.A.	GBP	1,249,341	1,256,176	04/28/11	(6,835)

JPMorgan Chase Bank N.A.	SGD	393,507	389,160	04/28/11	4,347
					$68,331

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	AUD	$133,037	$126,272	04/28/11	$(6,765)

JPMorgan Chase Bank N.A.	CAD	678,311	663,909	04/28/11	(14,402)

JPMorgan Chase Bank N.A.	DKK	141,170	135,827	04/28/11	(5,343)

JPMorgan Chase Bank N.A.	EUR	150,156	148,387	04/28/11	(1,769)

JPMorgan Chase Bank N.A.	JPY	89,636	91,209	04/28/11	1,573

JPMorgan Chase Bank N.A.	KRW	393,341	388,884	04/28/11	(4,457)

JPMorgan Chase Bank N.A.	NOK	166,332	159,641	04/28/11	(6,691)

JPMorgan Chase Bank N.A.	SEK	233,732	227,119	04/28/11	(6,613)

JPMorgan Chase Bank N.A.	THB	116,873	114,346	04/28/11	(2,527)

JPMorgan Chase Bank N.A.	TWD	492,309	503,655	04/28/11	11,346
					$(35,648)

11

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 12.6%
Auto Components — 1.1%
Autoliv, Inc.	9,110	676,235
Auto Components Total		676,235
Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc. (a)	7,410	280,469
Ctrip.com International Ltd., ADR (a)	4,390	182,141
Starbucks Corp.	23,600	872,020
Hotels, Restaurants & Leisure Total		1,334,630
Internet & Catalog Retail — 1.5%
Amazon.com, Inc. (a)	3,730	671,885
priceline.com, Inc. (a)	530	268,413
Internet & Catalog Retail Total		940,298
Media — 1.8%
CBS Corp., Class B	18,770	470,001
Viacom, Inc., Class B	14,380	668,957
Media Total		1,138,958
Multiline Retail — 0.7%
Nordstrom, Inc.	10,170	456,430
Multiline Retail Total		456,430
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A	6,390	375,093
Dick’s Sporting Goods, Inc. (a)	13,250	529,735
Limited Brands, Inc.	11,160	366,941
Lowe’s Companies, Inc.	24,100	636,963
Specialty Retail Total		1,908,732
Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	10,320	537,053
Fossil, Inc. (a)	5,990	560,963
lululemon athletica, Inc. (a)	2,700	240,435
Textiles, Apparel & Luxury Goods Total		1,338,451
CONSUMER DISCRETIONARY TOTAL		7,793,734
CONSUMER STAPLES — 7.4%
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	8,470	621,020
Walgreen Co.	19,620	787,547
Whole Foods Market, Inc.	9,760	643,184
Food & Staples Retailing Total		2,051,751
Food Products — 0.8%
Hershey Co.	9,450	513,607
Food Products Total		513,607

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.2%
Estée Lauder Companies, Inc., Class A	7,350	708,246
Personal Products Total		708,246
Tobacco — 2.1%
Philip Morris International, Inc.	19,520	1,281,098
Tobacco Total		1,281,098
CONSUMER STAPLES TOTAL		4,554,702
ENERGY — 11.0%
Energy Equipment & Services — 3.6%
Halliburton Co.	17,007	847,629
McDermott International, Inc. (a)	14,050	356,730
Nabors Industries Ltd. (a)	19,290	586,030
National-Oilwell Varco, Inc.	5,440	431,229
Energy Equipment & Services Total		2,221,618
Oil, Gas & Consumable Fuels — 7.4%
Apache Corp.	2,590	339,083
Chevron Corp.	5,510	591,939
Continental Resources, Inc. (a)	7,040	503,149
Exxon Mobil Corp.	12,540	1,054,990
Murphy Oil Corp.	3,310	243,020
Occidental Petroleum Corp.	6,295	657,765
Peabody Energy Corp.	8,740	628,930
Southwestern Energy Co. (a)	12,800	550,016
Oil, Gas & Consumable Fuels Total		4,568,892
ENERGY TOTAL		6,790,510
FINANCIALS — 4.6%
Capital Markets — 3.1%
BlackRock, Inc.	3,110	625,141
Franklin Resources, Inc.	3,660	457,793
Morgan Stanley	19,220	525,090
T. Rowe Price Group, Inc.	4,550	302,211
Capital Markets Total		1,910,235
Commercial Banks — 0.3%
Fifth Third Bancorp.	14,980	207,923
Commercial Banks Total		207,923
Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	9,300	428,730
Diversified Financial Services Total		428,730

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.5%
MetLife, Inc.	6,700	299,691
Insurance Total		299,691
FINANCIALS TOTAL		2,846,579
HEALTH CARE — 11.9%
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	5,410	533,859
Celgene Corp. (a)	5,330	306,635
Dendreon Corp. (a)	11,420	427,450
Biotechnology Total		1,267,944
Health Care Equipment & Supplies — 2.8%
Covidien PLC	7,690	399,419
Edwards Lifesciences Corp. (a)	4,240	368,880
St. Jude Medical, Inc.	18,370	941,646
Health Care Equipment & Supplies Total		1,709,945
Health Care Providers & Services — 2.9%
Express Scripts, Inc. (a)	9,820	546,090
UnitedHealth Group, Inc.	14,340	648,168
Universal Health Services, Inc., Class B	11,940	589,955
Health Care Providers & Services Total		1,784,213
Health Care Technology — 0.6%
Cerner Corp. (a)	3,400	378,080
Health Care Technology Total		378,080
Life Sciences Tools & Services — 1.2%
Life Technologies Corp. (a)	5,790	303,512
Waters Corp. (a)	5,270	457,963
Life Sciences Tools & Services Total		761,475
Pharmaceuticals — 2.4%
Allergan, Inc.	9,950	706,649
Perrigo Co.	6,390	508,133
Watson Pharmaceuticals, Inc. (a)	4,410	247,004
Pharmaceuticals Total		1,461,786
HEALTH CARE TOTAL		7,363,443
INDUSTRIALS — 13.8%
Aerospace & Defense — 2.6%
Precision Castparts Corp.	4,560	671,141
United Technologies Corp.	11,200	948,080
Aerospace & Defense Total		1,619,221

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	10,440	775,901
Air Freight & Logistics Total		775,901
Construction & Engineering — 1.2%
Foster Wheeler AG (a)	6,420	241,520
KBR, Inc.	13,640	515,183
Construction & Engineering Total		756,703
Electrical Equipment — 2.0%
Emerson Electric Co.	15,770	921,441
Rockwell Automation, Inc.	3,010	284,897
Electrical Equipment Total		1,206,338
Machinery — 4.6%
Cummins, Inc.	3,390	371,612
Deere & Co.	6,510	630,754
Dover Corp.	13,010	855,277
Flowserve Corp.	4,100	528,080
Parker Hannifin Corp.	4,910	464,879
Machinery Total		2,850,602
Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	10,520	477,818
Union Pacific Corp.	6,420	631,279
Road & Rail Total		1,109,097
Trading Companies & Distributors — 0.3%
United Rentals, Inc. (a)	5,730	190,694
Trading Companies & Distributors Total		190,694
INDUSTRIALS TOTAL		8,508,556
INFORMATION TECHNOLOGY — 31.2%
Communications Equipment — 5.1%
Ciena Corp. (a)	12,760	331,250
Cisco Systems, Inc.	12,940	221,921
JDS Uniphase Corp. (a)	9,910	206,524
Juniper Networks, Inc. (a)	17,810	749,445
QUALCOMM, Inc.	29,510	1,618,033
Communications Equipment Total		3,127,173
Computers & Peripherals — 7.6%
Apple, Inc. (a)	8,900	3,101,205
EMC Corp. (a)	60,400	1,603,620
Computers & Peripherals Total		4,704,825

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	20,120	415,076
TE Connectivity Ltd.	12,800	445,696
Electronic Equipment, Instruments & Components Total		860,772
Internet Software & Services — 2.6%
Google, Inc., Class A (a)	2,762	1,619,112
Internet Software & Services Total		1,619,112
IT Services — 3.1%
Cognizant Technology Solutions Corp., Class A (a)	8,550	695,970
International Business Machines Corp.	5,950	970,266
Teradata Corp. (a)	5,250	266,175
IT Services Total		1,932,411
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. (a)	28,810	247,766
Fairchild Semiconductor International, Inc. (a)	16,820	306,124
Marvell Technology Group Ltd. (a)	16,700	259,685
Netlogic Microsystems, Inc. (a)	8,240	346,245
Skyworks Solutions, Inc. (a)	19,000	615,980
Texas Instruments, Inc.	18,160	627,609
Semiconductors & Semiconductor Equipment Total		2,403,409
Software — 7.5%
Autodesk, Inc. (a)	10,340	456,097
Intuit, Inc. (a)	10,000	531,000
Microsoft Corp.	33,880	859,197
Oracle Corp.	58,870	1,964,492
Salesforce.com, Inc. (a)	1,950	260,481
SuccessFactors, Inc. (a)	13,930	544,524
Software Total		4,615,791
INFORMATION TECHNOLOGY TOTAL		19,263,493
MATERIALS — 3.9%
Chemicals — 1.1%
Celanese Corp., Series A	7,040	312,365
PPG Industries, Inc.	3,700	352,277
Chemicals Total		664,642
Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	9,060	349,535
Packaging Corp. of America	10,851	313,485
Containers & Packaging Total		663,020

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.7%
Allegheny Technologies, Inc.	9,500	643,340
Freeport-McMoRan Copper & Gold, Inc.	7,400	411,070
Metals & Mining Total		1,054,410
MATERIALS TOTAL		2,382,072
TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
American Tower Corp., Class A (a)	8,180	423,888
Millicom International Cellular SA	3,062	294,472
NII Holdings, Inc. (a)	9,606	400,282
Wireless Telecommunication Services Total		1,118,642
TELECOMMUNICATION SERVICES TOTAL		1,118,642

Total Common Stocks (cost of $47,443,359)		60,621,731

	Par ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.040%, collateralized by a U.S. Treasury obligation maturing 08/15/39, market value $1,192,509 (repurchase proceeds $1,168,001)	1,168,000	1,168,000

Total Short-Term Obligation (cost of $1,168,000)		1,168,000

Total Investments — 100.1% (cost of $48,611,359)(b)(c)		61,789,731

Other Assets & Liabilities, Net — (0.1)%		(32,531)

Net Assets — 100.0%		61,757,200

6

Notes to Investment Portfolio:

*     Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$60,621,731	$—	$—	$60,621,731
Total Short-Term Obligation	—	1,168,000	—	1,168,000
Total Investments	$60,621,731	$1,168,000	$—	$61,789,731

8

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $48,611,359.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$13,726,342	$(547,970)	$13,178,372

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 94.1%
CONSUMER DISCRETIONARY — 8.9%
Auto Components — 0.4%
Dana Holding Corp. (a)	23,400	406,926
Auto Components Total		406,926
Automobiles — 2.6%
Ford Motor Co. (a)	91,040	1,357,406
General Motors Co. (a)	42,105	1,306,518
Automobiles Total		2,663,924
Distributors — 1.1%
Genuine Parts Co.	21,500	1,153,260
Distributors Total		1,153,260
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	28,300	1,085,588
Starwood Hotels & Resorts Worldwide, Inc.	5,524	321,055
Hotels, Restaurants & Leisure Total		1,406,643
Media — 0.9%
Viacom, Inc., Class B	18,900	879,228
Media Total		879,228
Multiline Retail — 2.5%
Macy’s, Inc.	42,300	1,026,198
Nordstrom, Inc.	18,200	816,816
Target Corp.	14,300	715,143
Multiline Retail Total		2,558,157
CONSUMER DISCRETIONARY TOTAL		9,068,138
CONSUMER STAPLES — 7.5%
Beverages — 1.1%
Diageo PLC, ADR	14,157	1,079,047
Beverages Total		1,079,047
Food & Staples Retailing — 1.0%
Safeway, Inc.	44,900	1,056,946
Food & Staples Retailing Total		1,056,946
Food Products — 3.2%
General Mills, Inc.	22,200	811,410
H.J. Heinz Co.	20,200	986,164
Kellogg Co.	27,500	1,484,450
Food Products Total		3,282,024
Household Products — 0.9%
Procter & Gamble Co.	14,200	874,720
Household Products Total		874,720

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.3%
Philip Morris International, Inc.	19,816	1,300,524
Tobacco Total		1,300,524
CONSUMER STAPLES TOTAL		7,593,261
ENERGY — 12.9%
Energy Equipment & Services — 0.9%
Cameron International Corp. (a)	15,900	907,890
Energy Equipment & Services Total		907,890
Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	11,200	917,504
Apache Corp.	11,100	1,453,212
Chevron Corp.	39,500	4,243,485
El Paso Corp.	82,300	1,481,400
Kinder Morgan, Inc. (a)	15,814	468,727
Murphy Oil Corp.	5,400	396,468
Occidental Petroleum Corp.	21,300	2,225,637
Williams Companies, Inc.	34,300	1,069,474
Oil, Gas & Consumable Fuels Total		12,255,907
ENERGY TOTAL		13,163,797
FINANCIALS — 25.1%
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	13,700	2,171,039
Capital Markets Total		2,171,039
Commercial Banks — 11.0%
BB&T Corp.	38,700	1,062,315
CIT Group, Inc. (a)	17,600	748,880
Fifth Third Bancorp.	76,831	1,066,414
Huntington Bancshares, Inc.	160,289	1,064,319
PNC Financial Services Group, Inc.	23,690	1,492,233
SVB Financial Group (a)	2,300	130,939
U.S. Bancorp	71,946	1,901,533
Wells Fargo & Co.	109,110	3,458,787
Zions Bancorporation	9,700	223,682
Commercial Banks Total		11,149,102
Consumer Finance — 0.5%
American Express Co.	11,300	510,760
Consumer Finance Total		510,760
Diversified Financial Services — 5.1%
Citigroup, Inc. (a)	237,900	1,051,518

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.	89,692	4,134,801
Diversified Financial Services Total		5,186,319
Insurance — 4.4%
ACE Ltd.	27,503	1,779,444
Axis Capital Holdings Ltd.	30,300	1,058,076
MetLife, Inc.	37,206	1,664,225
Insurance Total		4,501,745
Real Estate Investment Trusts (REITs) — 2.0%
Equity Residential Property Trust	13,800	778,458
ProLogis	19,900	318,002
Rayonier, Inc.	15,300	953,343
Real Estate Investment Trusts (REITs) Total		2,049,803
FINANCIALS TOTAL		25,568,768
HEALTH CARE — 11.2%
Health Care Equipment & Supplies — 0.8%
Zimmer Holdings, Inc. (a)	13,900	841,367
Health Care Equipment & Supplies Total		841,367
Health Care Providers & Services — 2.9%
Aetna, Inc.	6,500	243,295
CIGNA Corp.	4,200	185,976
Humana, Inc. (a)	2,900	202,826
Medco Health Solutions, Inc. (a)	19,500	1,095,120
Quest Diagnostics, Inc.	6,500	375,180
UnitedHealth Group, Inc.	18,800	849,760
Health Care Providers & Services Total		2,952,157
Life Sciences Tools & Services — 2.8%
Life Technologies Corp. (a)	25,000	1,310,500
Thermo Fisher Scientific, Inc. (a)	27,200	1,510,960
Life Sciences Tools & Services Total		2,821,460
Pharmaceuticals — 4.7%
Hospira, Inc. (a)	7,500	414,000
Merck & Co., Inc.	28,433	938,573
Pfizer, Inc.	122,200	2,481,882
Watson Pharmaceuticals, Inc. (a)	16,300	912,963
Pharmaceuticals Total		4,747,418
HEALTH CARE TOTAL		11,362,402
INDUSTRIALS — 10.5%
Aerospace & Defense — 3.0%
Honeywell International, Inc.	15,300	913,563
Textron, Inc.	14,100	386,199

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.	21,130	1,788,655
Aerospace & Defense Total		3,088,417
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	17,500	1,300,600
Air Freight & Logistics Total		1,300,600
Construction & Engineering — 2.4%
Fluor Corp.	11,200	824,992
Foster Wheeler AG (a)	20,800	782,496
Jacobs Engineering Group, Inc. (a)	16,400	843,452
Construction & Engineering Total		2,450,940
Machinery — 1.7%
Eaton Corp.	15,400	853,776
Kennametal, Inc.	8,000	312,000
Meritor, Inc. (a)	13,800	234,186
Navistar International Corp. (a)	4,319	299,436
Machinery Total		1,699,398
Professional Services — 1.2%
Manpower, Inc.	18,700	1,175,856
Professional Services Total		1,175,856
Road & Rail — 0.9%
Hertz Global Holdings, Inc. (a)	61,000	953,430
Road & Rail Total		953,430
INDUSTRIALS TOTAL		10,668,641
INFORMATION TECHNOLOGY — 5.9%
Communications Equipment — 0.3%
Alcatel-Lucent, ADR (a)	46,800	271,908
Communications Equipment Total		271,908
Computers & Peripherals — 1.3%
EMC Corp. (a)	22,900	607,995
Hewlett-Packard Co.	16,200	663,714
Computers & Peripherals Total		1,271,709
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	17,900	623,278
Electronic Equipment, Instruments & Components Total		623,278
IT Services — 1.2%
International Business Machines Corp.	7,700	1,255,639
IT Services Total		1,255,639

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc. (a)	64,400	553,840
Avago Technologies Ltd.	18,616	578,958
Cypress Semiconductor Corp. (a)	25,700	498,066
Semiconductors & Semiconductor Equipment Total		1,630,864
Software — 0.9%
Nuance Communications, Inc. (a)	48,800	954,528
Software Total		954,528
INFORMATION TECHNOLOGY TOTAL		6,007,926
MATERIALS — 3.7%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	5,600	505,008
Celanese Corp., Series A	13,500	598,995
LyondellBasell Industries NV, Class A (a)	21,900	866,145
Chemicals Total		1,970,148
Metals & Mining — 1.8%
Allegheny Technologies, Inc.	10,400	704,288
Freeport-McMoRan Copper & Gold, Inc.	12,096	671,933
Nucor Corp.	9,600	441,792
Metals & Mining Total		1,818,013
MATERIALS TOTAL		3,788,161
TELECOMMUNICATION SERVICES — 2.3%
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	68,584	2,098,670
Diversified Telecommunication Services Total		2,098,670
Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp. (a)	49,000	227,360
Wireless Telecommunication Services Total		227,360
TELECOMMUNICATION SERVICES TOTAL		2,326,030
UTILITIES — 6.1%
Electric Utilities — 2.9%
American Electric Power Co., Inc.	40,800	1,433,712
NextEra Energy, Inc.	26,400	1,455,168
Electric Utilities Total		2,888,880
Multi-Utilities — 3.2%
PG&E Corp.	25,030	1,105,825
Sempra Energy	22,600	1,209,100

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	39,500	943,655
Multi-Utilities Total		3,258,580
UTILITIES TOTAL		6,147,460

Total Common Stocks (cost of $73,898,948)		95,694,584

Convertible Preferred Stocks — 1.7%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
General Motors Co., 4.750%	1,115	53,743
Automobiles Total		53,743
CONSUMER DISCRETIONARY TOTAL		53,743
ENERGY — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Apache Corp., 6.000%	10,135	718,166
Oil, Gas & Consumable Fuels Total		718,166
ENERGY TOTAL		718,166
FINANCIALS — 0.9%
Commercial Banks — 0.3%
Fifth Third Bancorp., 8.500%	2,000	294,750
Commercial Banks Total		294,750
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.500%	5,149	651,349
Diversified Financial Services Total		651,349
FINANCIALS TOTAL		946,099

Total Convertible Preferred Stocks (cost of $1,385,769)		1,718,008

	Par ($)
Convertible Bonds — 0.9%
INDUSTRIALS — 0.3%
Machinery — 0.3%
Navistar International Corp.
3.000% 10/15/14	200,000	302,000
Machinery Total		302,000
INDUSTRIALS TOTAL		302,000

6

	Par ($)	Value ($)
Convertible Bonds — (continued)
TECHNOLOGY — 0.6%
Computers & Peripherals — 0.6%
EMC Corp.
1.750% 12/01/13	360,000	613,800
Computers & Peripherals Total		613,800
TECHNOLOGY TOTAL		613,800

Total Convertible Bonds (cost of $670,587)		915,800

Short-Term Obligation — 3.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.040%, collateralized by a U.S. Treasury obligation maturing 02/15/20, market value $3,546,638 (repurchase proceeds $3,476,004)	3,476,000	3,476,000

Total Short-Term Obligation (cost of $3,476,000)		3,476,000

Total Investments — 100.1% (cost of $79,431,304)(b)(c)		101,804,392

Other Assets & Liabilities, Net — (0.1)%		(59,585)

Net Assets — 100.0%		101,744,807

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

7

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$95,694,584	$—	$—	$95,694,584
Convertible Preferred Stocks
Consumer Discretionary	53,743	—	—	53,743
Energy	718,166	—	—	718,166
Financials	651,349	294,750	—	946,099
Total Convertible Preferred Stocks	1,423,258	294,750	—	1,718,008
Total Convertible Bonds	—	915,800	—	915,800
Total Short-Term Obligation	—	3,476,000	—	3,476,000
Total Investments	$97,117,842	$4,686,550	$—	$101,804,392

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $79,431,304.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$23,101,234	$(728,146)	$22,373,088

	Acronym	Name

	ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 12.2%
Auto Components — 1.0%
BorgWarner, Inc. (a)	2,400	191,256
Auto Components Total		191,256
Automobiles — 0.5%
Harley-Davidson, Inc.	2,400	101,976
Automobiles Total		101,976
Hotels, Restaurants & Leisure — 3.0%
Bally Technologies, Inc. (a)	2,200	83,270
Darden Restaurants, Inc.	2,000	98,260
International Game Technology	6,396	103,807
Royal Caribbean Cruises Ltd. (a)	3,950	162,977
Starwood Hotels & Resorts Worldwide, Inc.	2,400	139,488
Hotels, Restaurants & Leisure Total		587,802
Household Durables — 1.5%
D.R. Horton, Inc.	8,400	97,860
Stanley Black & Decker, Inc.	2,400	183,840
Household Durables Total		281,700
Internet & Catalog Retail — 0.8%
Liberty Media Corp., Interactive, Series A (a)	9,200	147,568
Internet & Catalog Retail Total		147,568
Leisure Equipment & Products — 1.3%
Brunswick Corp.	2,200	55,946
Hasbro, Inc.	2,150	100,706
Mattel, Inc.	3,600	89,748
Leisure Equipment & Products Total		246,400
Media — 2.1%
CBS Corp., Class B	9,200	230,368
DISH Network Corp., Class A (a)	7,400	180,264
Media Total		410,632
Multiline Retail — 0.5%
Macy’s, Inc.	4,200	101,892
Multiline Retail Total		101,892
Specialty Retail — 1.5%
Foot Locker, Inc.	7,600	149,872

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Limited Brands, Inc.	4,000	131,520
Specialty Retail Total		281,392
CONSUMER DISCRETIONARY TOTAL		2,350,618
CONSUMER STAPLES — 4.5%
Food & Staples Retailing — 0.9%
Safeway, Inc.	7,300	171,842
Food & Staples Retailing Total		171,842
Food Products — 2.2%
Dean Foods Co. (a)	5,600	56,000
Hershey Co.	4,100	222,835
J.M. Smucker Co.	2,084	148,777
Food Products Total		427,612
Household Products — 0.5%
Clorox Co.	1,550	108,608
Household Products Total		108,608
Personal Products — 0.9%
Avon Products, Inc.	6,250	169,000
Personal Products Total		169,000
CONSUMER STAPLES TOTAL		877,062
ENERGY — 12.7%
Energy Equipment & Services — 4.9%
Cameron International Corp. (a)	2,500	142,750
Dresser-Rand Group, Inc. (a)	2,300	123,326
Ensco PLC, ADR	3,300	190,872
Noble Corp.	4,900	223,538
Superior Energy Services, Inc. (a)	2,600	106,600
Weatherford International Ltd. (a)	6,500	146,900
Energy Equipment & Services Total		933,986
Oil, Gas & Consumable Fuels — 7.8%
Cabot Oil & Gas Corp.	5,000	264,850
El Paso Corp.	8,100	145,800
Frontier Oil Corp.	2,900	85,028
Murphy Oil Corp.	2,000	146,840
Peabody Energy Corp.	4,729	340,299
QEP Resources, Inc.	2,700	109,458
Spectra Energy Corp.	12,700	345,186

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Tesoro Corp. (a)	2,700	72,441
Oil, Gas & Consumable Fuels Total		1,509,902
ENERGY TOTAL		2,443,888
FINANCIALS — 26.8%
Capital Markets — 2.3%
Raymond James Financial, Inc.	5,200	198,848
TD Ameritrade Holding Corp.	11,900	248,353
Capital Markets Total		447,201
Commercial Banks — 7.1%
CIT Group, Inc. (a)	3,300	140,415
City National Corp.	3,032	172,975
Comerica, Inc.	3,600	132,192
Cullen/Frost Bankers, Inc.	3,200	188,864
Fifth Third Bancorp.	18,853	261,680
Huntington Bancshares, Inc.	22,191	147,348
SVB Financial Group (a)	2,961	168,570
Zions Bancorporation	6,550	151,043
Commercial Banks Total		1,363,087
Consumer Finance — 2.2%
Discover Financial Services	17,260	416,311
Consumer Finance Total		416,311
Insurance — 5.0%
ACE Ltd.	1,536	99,379
Axis Capital Holdings Ltd.	4,400	153,648
Lincoln National Corp.	9,341	280,604
Reinsurance Group of America, Inc.	4,500	282,510
XL Group PLC	6,207	152,692
Insurance Total		968,833
Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities, Inc.	2,000	155,940
Boston Properties, Inc.	2,300	218,155
Equity Residential Property Trust	5,100	287,691
General Growth Properties, Inc. (a)	3,075	47,601
Host Hotels & Resorts, Inc.	10,955	192,917
ProLogis	9,550	152,609
Rayonier, Inc.	4,000	249,240
Taubman Centers, Inc.	3,500	187,530
Weyerhaeuser Co.	7,706	189,568
Real Estate Investment Trusts (REITs) Total		1,681,251

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.7%
CB Richard Ellis Group, Inc., Class A (a)	5,400	144,180
Real Estate Management & Development Total		144,180
Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp. (a)	5,597	49,758
People’s United Financial, Inc.	7,700	96,866
Thrifts & Mortgage Finance Total		146,624
FINANCIALS TOTAL		5,167,487
HEALTH CARE — 6.6%
Health Care Equipment & Supplies — 2.4%
Cooper Companies, Inc.	1,800	125,010
Teleflex, Inc.	3,000	173,940
Zimmer Holdings, Inc. (a)	2,600	157,378
Health Care Equipment & Supplies Total		456,328
Health Care Providers & Services — 1.4%
Coventry Health Care, Inc. (a)	4,400	140,316
Quest Diagnostics, Inc.	2,299	132,698
Health Care Providers & Services Total		273,014
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. (a)	3,950	176,881
Mettler-Toledo International, Inc. (a)	575	98,900
Life Sciences Tools & Services Total		275,781
Pharmaceuticals — 1.4%
Hospira, Inc. (a)	1,800	99,360
Watson Pharmaceuticals, Inc. (a)	3,200	179,232
Pharmaceuticals Total		278,592
HEALTH CARE TOTAL		1,283,715
INDUSTRIALS — 12.1%
Aerospace & Defense — 0.9%
AerCap Holdings NV (a)	12,718	159,865
L-3 Communications Holdings, Inc.	185	14,487
Aerospace & Defense Total		174,352
Airlines — 0.4%
Delta Air Lines, Inc. (a)	7,100	69,580
Airlines Total		69,580
Building Products — 0.5%
Owens Corning (a)	2,700	97,173
Building Products Total		97,173

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.4%
Foster Wheeler AG (a)	5,800	218,196
Jacobs Engineering Group, Inc. (a)	1,218	62,642
Construction & Engineering Total		280,838
Electrical Equipment — 1.6%
Babcock & Wilcox Co. (a)	3,100	103,478
Cooper Industries PLC, Class A	3,050	197,945
Electrical Equipment Total		301,423
Machinery — 4.7%
AGCO Corp. (a)	2,125	116,811
Crane Co.	2,800	135,604
Kennametal, Inc.	3,000	117,000
Navistar International Corp. (a)	1,600	110,928
Oshkosh Corp. (a)	2,700	95,526
Parker Hannifin Corp.	3,550	336,114
Machinery Total		911,983
Professional Services — 0.9%
Manpower, Inc.	2,900	182,352
Professional Services Total		182,352
Road & Rail — 1.7%
Con-way, Inc.	3,099	121,760
Hertz Global Holdings, Inc. (a)	13,000	203,190
Road & Rail Total		324,950
INDUSTRIALS TOTAL		2,342,651
INFORMATION TECHNOLOGY — 7.5%
Communications Equipment — 1.0%
Alcatel-Lucent, ADR (a)	9,100	52,871
Brocade Communications Systems, Inc. (a)	16,800	103,320
Tellabs, Inc.	5,600	29,344
Communications Equipment Total		185,535
Computers & Peripherals — 1.1%
Diebold, Inc.	6,100	216,306
Computers & Peripherals Total		216,306
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc. (a)	5,050	211,494
Molex, Inc.	7,200	180,864
Electronic Equipment, Instruments & Components Total		392,358
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc. (a)	9,800	84,280

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Atmel Corp. (a)	7,100	96,773
Avago Technologies Ltd.	3,200	99,520
Varian Semiconductor Equipment Associates, Inc. (a)	1,400	68,138
Semiconductors & Semiconductor Equipment Total		348,711
Software — 1.6%
Autodesk, Inc. (a)	3,600	158,796
Nuance Communications, Inc. (a)	7,500	146,700
Software Total		305,496
INFORMATION TECHNOLOGY TOTAL		1,448,406
MATERIALS — 6.2%
Chemicals — 4.5%
Albemarle Corp.	3,000	179,310
Celanese Corp., Series A	3,500	155,295
International Flavors & Fragrances, Inc.	2,100	130,830
LyondellBasell Industries NV, Class A (a)	1,800	71,190
PPG Industries, Inc.	3,450	328,474
Chemicals Total		865,099
Containers & Packaging — 1.2%
Packaging Corp. of America	7,650	221,009
Containers & Packaging Total		221,009
Metals & Mining — 0.5%
United States Steel Corp.	1,925	103,835
Metals & Mining Total		103,835
MATERIALS TOTAL		1,189,943
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%
Qwest Communications International, Inc.	21,400	146,162
Diversified Telecommunication Services Total		146,162
TELECOMMUNICATION SERVICES TOTAL		146,162
UTILITIES — 9.9%
Electric Utilities — 1.8%
American Electric Power Co., Inc.	5,400	189,756
Northeast Utilities	4,500	155,700
Electric Utilities Total		345,456
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	8,042	104,546
Independent Power Producers & Energy Traders Total		104,546

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 7.6%
CMS Energy Corp.	10,200	200,328
PG&E Corp.	4,850	214,273
Public Service Enterprise Group, Inc.	5,000	157,550
Sempra Energy	6,100	326,350
Wisconsin Energy Corp.	9,800	298,900
Xcel Energy, Inc.	11,000	262,790
Multi-Utilities Total		1,460,191
UTILITIES TOTAL		1,910,193

Total Common Stocks (cost of $13,869,429)		19,160,125

	Par ($)
Short-Term Obligation — 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.040%, collateralized by a U.S. Treasury obligation maturing 11/15/39, market value $355,058 (repurchase proceeds $346,000)	346,000	346,000

Total Short-Term Obligation (cost of $346,000)		346,000

Total Investments — 101.1% (cost of $14,215,429)(b)(c)		19,506,125

Other Assets & Liabilities, Net — (1.1)%		(207,818)

Net Assets — 100.0%		19,298,307

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

8

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$19,160,125	$—	$—	$19,160,125
Total Short-Term Obligation	—	346,000	—	346,000
Total Investments	$19,160,125	$346,000	$—	$19,506,125

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $14,215,429.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,586,131	$(295,435)	$5,290,696

	Acronym	Name

	ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Money Market Fund (formerly known as Columbia Money Market Fund, Variable Series)

		Par ($)	Value ($)*
Commercial Paper(a) — 66.2%
Argento Variable Funding Co., Ltd.
	0.310% 06/28/11	3,000,000	2,997,727
Bank of Nova Scotia
	0.230% 04/08/11	3,000,000	2,999,866
Barclays U.S. Funding LLC
	0.100% 04/07/11	3,000,000	2,999,950
BNP Paribas Financial, Inc.
	0.230% 04/12/11	3,000,000	2,999,789
Bryant Park Funding LLC
	0.150% 04/01/11	3,000,000	3,000,000
Fairway Finance Corp.
	0.270% 05/12/11	3,000,000	2,999,077
FCAR Owner Trust
	0.260% 04/12/11	3,000,000	2,999,762
General Electric Capital Services
	0.220% 04/05/11	3,000,000	2,999,927
HSBC Americas, Inc.
	0.250% 05/11/11	3,000,000	2,999,167
Jupiter Securitization Co. LLC
	0.260% 05/10/11	3,000,000	2,999,155
Metlife Short Term Funding
	0.260% 04/26/11	3,000,000	2,999,458
Old Line Funding LLC
	0.260% 06/06/11	3,000,000	2,998,570
Regency Markets No.1 LLC
	0.230% 04/01/11	3,000,000	3,000,000
Roche Holding, Inc.
	0.170% 05/05/11	3,000,000	2,999,518
Salisbury Receivables Co.
	0.230% 04/14/11	3,000,000	2,999,751
State Street Boston
	0.230% 04/13/11	3,000,000	2,999,770
Straight-A Funding LLC
	0.230% 04/20/11	3,000,000	2,999,636
	0.240% 06/10/11	3,000,000	2,998,600
	0.250% 05/17/11	6,000,000	5,998,083
	0.250% 06/02/11	3,000,000	2,998,708
	0.250% 06/03/11	3,000,000	2,998,687
Windmill Funding Corp.
	0.270% 06/21/11	3,000,000	2,998,178

	Total Commercial Paper (cost of $68,983,379)		68,983,379

1

		Par ($)	Value ($)
Government & Agency Obligations — 15.8%
U.S. Government Agencies — 15.8%
Federal Farm Credit Bank
	0.213% 07/20/11 (04/20/11) (b)(c)	1,000,000	999,998
Federal Home Loan Bank
	(d) 04/01/11 (e)	10,200,000	10,200,000
	0.410% 04/27/12 (e)(f)	1,000,000	1,000,000
	0.450% 03/06/12 (e)	1,000,000	1,000,000
	0.460% 03/14/12 (e)	1,500,000	1,500,000
Federal Home Loan Mortgage Corp.
	0.353% 04/07/11 (e)	1,800,000	1,800,007
U.S. GOVERNMENT AGENCIES TOTAL			16,500,005

	Total Government & Agency Obligations (cost of $16,500,005)		16,500,005

Certificates of Deposit — 8.6%
Canadian Imperial Bank
	0.120% 04/04/11	3,000,000	3,000,000
Harris Trust & Savings
	0.240% 04/04/11	3,000,000	3,000,000
Toronto-Dominion Bank
	0.220% 04/27/11	3,000,000	3,000,000

	Total Certificates of Deposit (cost of $9,000,000)		9,000,000

Asset-Backed Securities — 1.0%
Smart Trust
	0.432% 03/14/12	1,000,000	1,000,000

	Total Asset-Backed Securities (cost of $1,000,000)		1,000,000

Repurchase Agreement — 9.2%
	Repurchase agreement with Barclays Capital, dated 03/31/11, due 04/01/11 at 0.110%, collateralized by a U.S. Treasury obligation maturing 01/31/13, market value $9,792,094 (repurchase proceeds 9,600,029)	9,600,000	9,600,000

	Total Repurchase Agreement (cost of $9,600,000)		9,600,000

2

Value ($)
Total Investments — 100.8% (cost of $105,083,384)(g)	105,083,384

Other Assets & Liabilities, Net — (0.8)%	(850,181)

Net Assets — 100.0%	104,233,203

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

3

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$68,983,379	$—	$68,983,379
Total Government & Agency Obligations	—	16,500,005	—	16,500,005
Total Certificates of Deposit	—	9,000,000	—	9,000,000
Total Asset-Backed Securities	—	1,000,000	—	1,000,000
Total Repurchase Agreement	—	9,600,000	—	9,600,000
Total Investments	$—	$105,083,384	$—	$105,083,384

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2011.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)	Zero coupon bond.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)	Security purchased on a delayed delivery basis.
(g)	Cost for federal income tax purposes is $105,083,384.

5

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia S&P 500® Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (a)	412	6,172
Johnson Controls, Inc.	1,153	47,930
Auto Components Total		54,102
Automobiles — 0.5%
Ford Motor Co. (a)	6,445	96,095
Harley-Davidson, Inc.	399	16,953
Automobiles Total		113,048
Distributors — 0.1%
Genuine Parts Co.	272	14,590
Distributors Total		14,590
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	212	8,843
DeVry, Inc.	106	5,837
H&R Block, Inc.	519	8,688
Diversified Consumer Services Total		23,368
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	736	28,233
Darden Restaurants, Inc.	238	11,693
International Game Technology	508	8,245
Marriott International, Inc., Class A	494	17,577
McDonald’s Corp.	1,776	135,136
Starbucks Corp.	1,271	46,963
Starwood Hotels & Resorts Worldwide, Inc.	331	19,238
Wyndham Worldwide Corp.	298	9,479
Wynn Resorts Ltd.	131	16,670
Yum! Brands, Inc.	798	41,001
Hotels, Restaurants & Leisure Total		334,235
Household Durables — 0.4%
D.R. Horton, Inc.	477	5,557
Fortune Brands, Inc.	264	16,339
Harman International Industries, Inc.	120	5,619
Leggett & Platt, Inc.	252	6,174
Lennar Corp., Class A	277	5,019
Newell Rubbermaid, Inc.	494	9,450
Pulte Homes, Inc. (a)	572	4,233
Stanley Black & Decker, Inc.	288	22,061
Whirlpool Corp.	131	11,182
Household Durables Total		85,634

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	607	109,339
Expedia, Inc.	338	7,659
NetFlix, Inc. (a)	76	18,037
priceline.com, Inc. (a)	85	43,047
Internet & Catalog Retail Total		178,082
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	236	11,054
Mattel, Inc.	594	14,809
Leisure Equipment & Products Total		25,863
Media — 3.3%
Cablevision Systems Corp., Class A	394	13,636
CBS Corp., Class B	1,144	28,646
Comcast Corp., Class A	4,733	117,000
DIRECTV, Class A (a)	1,353	63,320
Discovery Communications, Inc., Class A (a)	478	19,072
Gannett Co., Inc.	406	6,183
Interpublic Group of Companies, Inc.	836	10,509
McGraw-Hill Companies, Inc.	521	20,527
News Corp., Class A	3,892	68,344
Omnicom Group, Inc.	482	23,647
Scripps Networks Interactive, Inc., Class A	156	7,814
Time Warner Cable, Inc.	584	41,663
Time Warner, Inc.	1,861	66,438
Viacom, Inc., Class B	1,021	47,497
Walt Disney Co.	3,236	139,439
Washington Post Co., Class B	9	3,938
Media Total		677,673
Multiline Retail — 0.7%
Big Lots, Inc. (a)	130	5,646
Family Dollar Stores, Inc.	218	11,188
J.C. Penney Co., Inc.	401	14,400
Kohl’s Corp.	497	26,361
Macy’s, Inc.	722	17,515
Nordstrom, Inc.	289	12,970
Sears Holdings Corp. (a)	75	6,199
Target Corp.	1,206	60,312
Multiline Retail Total		154,591

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	150	8,805
AutoNation, Inc. (a)	110	3,891
AutoZone, Inc. (a)	46	12,584
Bed Bath & Beyond, Inc. (a)	432	20,853
Best Buy Co., Inc.	557	15,997
CarMax, Inc. (a)	382	12,262
GameStop Corp., Class A (a)	261	5,878
Gap, Inc.	744	16,859
Home Depot, Inc.	2,795	103,583
Limited Brands, Inc.	449	14,763
Lowe’s Companies, Inc.	2,349	62,084
O’Reilly Automotive, Inc. (a)	243	13,963
RadioShack Corp.	182	2,732
Ross Stores, Inc.	205	14,579
Staples, Inc.	1,225	23,789
Tiffany & Co.	218	13,394
TJX Companies, Inc.	675	33,568
Urban Outfitters, Inc. (a)	220	6,562
Specialty Retail Total		386,146
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	502	26,124
NIKE, Inc., Class B	652	49,356
Polo Ralph Lauren Corp.	113	13,973
V.F. Corp.	149	14,681
Textiles, Apparel & Luxury Goods Total		104,134
CONSUMER DISCRETIONARY TOTAL		2,151,466
CONSUMER STAPLES — 10.1%
Beverages — 2.4%
Brown-Forman Corp., Class B	178	12,157
Coca-Cola Co.	3,910	259,428
Coca-Cola Enterprises, Inc.	562	15,343
Constellation Brands, Inc., Class A (a)	303	6,145
Dr Pepper Snapple Group, Inc.	379	14,084
Molson Coors Brewing Co., Class B	274	12,848
PepsiCo, Inc.	2,705	174,229
Beverages Total		494,234
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	745	54,623
CVS Caremark Corp.	2,329	79,931
Kroger Co.	1,081	25,912

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Safeway, Inc.	627	14,760
SUPERVALU, Inc.	365	3,259
Sysco Corp.	990	27,423
Wal-Mart Stores, Inc.	3,339	173,795
Walgreen Co.	1,575	63,221
Whole Foods Market, Inc.	254	16,739
Food & Staples Retailing Total		459,663
Food Products — 1.7%
Archer-Daniels-Midland Co.	1,084	39,035
Campbell Soup Co.	314	10,397
ConAgra Foods, Inc.	743	17,646
Dean Foods Co. (a)	315	3,150
General Mills, Inc.	1,081	39,511
H.J. Heinz Co.	547	26,705
Hershey Co.	266	14,457
Hormel Foods Corp.	238	6,626
J.M. Smucker Co.	205	14,635
Kellogg Co.	427	23,049
Kraft Foods, Inc., Class A	2,984	93,578
McCormick & Co., Inc., Non-Voting Shares	229	10,953
Mead Johnson Nutrition Co., Class A	352	20,391
Sara Lee Corp.	1,058	18,695
Tyson Foods, Inc., Class A	507	9,729
Food Products Total		348,557
Household Products — 2.0%
Clorox Co.	237	16,607
Colgate-Palmolive Co.	844	68,161
Kimberly-Clark Corp.	690	45,036
Procter & Gamble Co.	4,775	294,140
Household Products Total		423,944
Personal Products — 0.2%
Avon Products, Inc.	733	19,820
Estée Lauder Companies, Inc., Class A	197	18,983
Personal Products Total		38,803
Tobacco — 1.6%
Altria Group, Inc.	3,568	92,875
Lorillard, Inc.	251	23,847
Philip Morris International, Inc.	3,060	200,828

4

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Reynolds American, Inc.	575	20,430
Tobacco Total		337,980
CONSUMER STAPLES TOTAL		2,103,181
ENERGY — 13.1%
Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	741	54,412
Cameron International Corp. (a)	415	23,696
Diamond Offshore Drilling, Inc.	120	9,324
FMC Technologies, Inc. (a)	207	19,557
Halliburton Co.	1,559	77,701
Helmerich & Payne, Inc.	183	12,570
Nabors Industries Ltd. (a)	486	14,765
National-Oilwell Varco, Inc.	718	56,916
Noble Corp.	428	19,525
Rowan Companies, Inc. (a)	218	9,631
Schlumberger Ltd.	2,323	216,643
Energy Equipment & Services Total		514,740
Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	848	69,468
Apache Corp.	652	85,360
Cabot Oil & Gas Corp.	180	9,535
Chesapeake Energy Corp.	1,119	37,509
Chevron Corp.	3,423	367,733
ConocoPhillips	2,434	194,379
Consol Energy, Inc.	383	20,540
Denbury Resources, Inc. (a)	684	16,690
Devon Energy Corp.	728	66,809
El Paso Corp.	1,200	21,600
EOG Resources, Inc.	456	54,041
EQT Corp.	257	12,824
Exxon Mobil Corp. (b)	8,450	710,898
Hess Corp.	511	43,542
Marathon Oil Corp.	1,209	64,452
Massey Energy Co.	178	12,168
Murphy Oil Corp.	332	24,375
Newfield Exploration Co. (a)	231	17,558
Noble Energy, Inc.	303	29,285
Occidental Petroleum Corp.	1,386	144,823
Peabody Energy Corp.	459	33,030
Pioneer Natural Resources Co.	201	20,486
QEP Resources, Inc.	304	12,324

5

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Range Resources Corp.	276	16,135
Southwestern Energy Co. (a)	592	25,438
Spectra Energy Corp.	1,103	29,980
Sunoco, Inc.	208	9,483
Tesoro Corp. (a)	247	6,627
Valero Energy Corp.	973	29,015
Williams Companies, Inc.	996	31,055
Oil, Gas & Consumable Fuels Total		2,217,162
ENERGY TOTAL		2,731,902
FINANCIALS — 15.6%
Capital Markets — 2.4%
Ameriprise Financial, Inc. (c)	418	25,531
Bank of New York Mellon Corp.	2,118	63,265
Charles Schwab Corp.	1,699	30,633
E*Trade Financial Corp. (a)	374	5,846
Federated Investors, Inc., Class B	159	4,253
Franklin Resources, Inc.	250	31,270
Goldman Sachs Group, Inc.	887	140,563
Invesco Ltd.	786	20,090
Janus Capital Group, Inc.	314	3,916
Legg Mason, Inc.	262	9,456
Morgan Stanley	2,634	71,961
Northern Trust Corp.	410	20,807
State Street Corp.	858	38,558
T. Rowe Price Group, Inc.	439	29,158
Capital Markets Total		495,307
Commercial Banks — 2.9%
BB&T Corp.	1,182	32,446
Comerica, Inc.	304	11,163
Fifth Third Bancorp.	1,567	21,750
First Horizon National Corp.	447	5,011
Huntington Bancshares, Inc.	1,473	9,781
KeyCorp	1,624	14,421
M&T Bank Corp.	207	18,313
Marshall & Ilsley Corp.	906	7,239
PNC Financial Services Group, Inc.	898	56,565
Regions Financial Corp.	2,145	15,573
SunTrust Banks, Inc.	916	26,417
U.S. Bancorp	3,275	86,558
Wells Fargo & Co.	8,983	284,761

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Zions Bancorporation	315	7,264
Commercial Banks Total		597,262
Consumer Finance — 0.7%
American Express Co.	1,781	80,501
Capital One Financial Corp.	781	40,581
Discover Financial Services	932	22,480
SLM Corp. (a)	901	13,785
Consumer Finance Total		157,347
Diversified Financial Services — 4.1%
Bank of America Corp.	17,251	229,956
Citigroup, Inc. (a)	49,529	218,918
CME Group, Inc.	115	34,678
IntercontinentalExchange, Inc. (a)	126	15,566
JPMorgan Chase & Co.	6,791	313,065
Leucadia National Corp.	334	12,539
Moody’s Corp.	337	11,428
NASDAQ OMX Group, Inc. (a)	258	6,667
NYSE Euronext	443	15,580
Diversified Financial Services Total		858,397
Insurance — 3.8%
ACE Ltd.	571	36,944
AFLAC, Inc.	803	42,382
Allstate Corp.	905	28,761
American International Group, Inc. (a)	247	8,680
AON Corp.	567	30,028
Assurant, Inc.	172	6,624
Berkshire Hathaway, Inc., Class B (a)	2,953	246,959
Chubb Corp.	501	30,716
Cincinnati Financial Corp.	281	9,217
Genworth Financial, Inc., Class A (a)	837	11,266
Hartford Financial Services Group, Inc.	759	20,440
Lincoln National Corp.	537	16,132
Loews Corp.	535	23,053
Marsh & McLennan Companies, Inc.	930	27,723
MetLife, Inc.	1,796	80,335
Principal Financial Group, Inc.	546	17,532
Progressive Corp.	1,123	23,729
Prudential Financial, Inc.	830	51,111
Torchmark Corp.	134	8,908
Travelers Companies, Inc.	735	43,718
Unum Group	526	13,808

7

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
XL Group PLC	529	13,013
Insurance Total		791,079
Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	203	5,170
AvalonBay Communities, Inc.	148	17,772
Boston Properties, Inc.	246	23,333
Equity Residential Property Trust	499	28,149
HCP, Inc.	682	25,875
Health Care REIT, Inc.	303	15,889
Host Hotels & Resorts, Inc.	1,158	20,392
Kimco Realty Corp.	693	12,710
Plum Creek Timber Co., Inc.	279	12,167
ProLogis	969	15,485
Public Storage	241	26,729
Simon Property Group, Inc.	505	54,116
Ventas, Inc.	281	15,258
Vornado Realty Trust	282	24,675
Weyerhaeuser Co.	918	22,583
Real Estate Investment Trusts (REITs) Total		320,303
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A (a)	495	13,217
Real Estate Management & Development Total		13,217
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	900	8,712
People’s United Financial, Inc.	617	7,762
Thrifts & Mortgage Finance Total		16,474
FINANCIALS TOTAL		3,249,386
HEALTH CARE — 11.0%
Biotechnology — 1.3%
Amgen, Inc. (a)	1,592	85,092
Biogen Idec, Inc. (a)	408	29,943
Celgene Corp. (a)	794	45,679
Cephalon, Inc. (a)	130	9,851
Genzyme Corp. (a)	443	33,735
Gilead Sciences, Inc. (a)	1,356	57,549
Biotechnology Total		261,849
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	991	53,286

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Becton Dickinson & Co.	374	29,778
Boston Scientific Corp. (a)	2,596	18,665
CareFusion Corp. (a)	377	10,631
Covidien PLC	844	43,837
CR Bard, Inc.	146	14,499
DENTSPLY International, Inc.	245	9,063
Edwards Lifesciences Corp. (a)	196	17,052
Intuitive Surgical, Inc. (a)	67	22,342
Medtronic, Inc.	1,821	71,656
St. Jude Medical, Inc.	554	28,398
Stryker Corp.	573	34,838
Varian Medical Systems, Inc. (a)	207	14,002
Zimmer Holdings, Inc. (a)	324	19,612
Health Care Equipment & Supplies Total		387,659
Health Care Providers & Services — 2.0%
Aetna, Inc.	655	24,517
AmerisourceBergen Corp.	465	18,395
Cardinal Health, Inc.	595	24,472
CIGNA Corp.	460	20,369
Coventry Health Care, Inc. (a)	258	8,228
DaVita, Inc. (a)	165	14,109
Express Scripts, Inc. (a)	903	50,216
Humana, Inc. (a)	290	20,283
Laboratory Corp. of America Holdings (a)	172	15,846
McKesson Corp.	431	34,071
Medco Health Solutions, Inc. (a)	690	38,750
Patterson Companies, Inc.	165	5,311
Quest Diagnostics, Inc.	268	15,469
Tenet Healthcare Corp. (a)	830	6,183
UnitedHealth Group, Inc.	1,863	84,208
WellPoint, Inc.	640	44,666
Health Care Providers & Services Total		425,093
Health Care Technology — 0.1%
Cerner Corp. (a)	124	13,789
Health Care Technology Total		13,789
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	587	26,286
Life Technologies Corp. (a)	310	16,250
PerkinElmer, Inc.	195	5,123
Thermo Fisher Scientific, Inc. (a)	666	36,996

9

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Waters Corp. (a)	157	13,643
Life Sciences Tools & Services Total		98,298
Pharmaceuticals — 5.2%
Abbott Laboratories	2,638	129,394
Allergan, Inc.	520	36,930
Bristol-Myers Squibb Co.	2,904	76,753
Eli Lilly & Co.	1,734	60,985
Forest Laboratories, Inc. (a)	486	15,698
Hospira, Inc. (a)	287	15,842
Johnson & Johnson	4,662	276,223
Merck & Co., Inc.	5,254	173,435
Mylan, Inc. (a)	746	16,912
Pfizer, Inc.	13,631	276,846
Watson Pharmaceuticals, Inc. (a)	217	12,154
Pharmaceuticals Total		1,091,172
HEALTH CARE TOTAL		2,277,860
INDUSTRIALS — 11.2%
Aerospace & Defense — 2.8%
Boeing Co.	1,254	92,708
General Dynamics Corp.	635	48,616
Goodrich Corp.	216	18,475
Honeywell International, Inc.	1,337	79,832
Huntington Ingalls Industries, Inc. (a)	84	3,472
ITT Corp.	316	18,976
L-3 Communications Holdings, Inc.	195	15,270
Lockheed Martin Corp.	487	39,155
Northrop Grumman Corp.	495	31,041
Precision Castparts Corp.	247	36,353
Raytheon Co.	613	31,183
Rockwell Collins, Inc.	267	17,310
Textron, Inc.	468	12,819
United Technologies Corp.	1,571	132,985
Aerospace & Defense Total		578,195
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	286	21,201
Expeditors International of Washington, Inc.	365	18,301
FedEx Corp.	536	50,143
United Parcel Service, Inc., Class B	1,686	125,304
Air Freight & Logistics Total		214,949

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.1%
Southwest Airlines Co.	1,274	16,091
Airlines Total		16,091
Building Products — 0.0%
Masco Corp.	610	8,491
Building Products Total		8,491
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	184	7,721
Cintas Corp.	218	6,599
Iron Mountain, Inc.	338	10,556
Pitney Bowes, Inc.	344	8,837
R.R. Donnelley & Sons Co.	349	6,603
Republic Services, Inc.	522	15,681
Stericycle, Inc. (a)	147	13,034
Waste Management, Inc.	812	30,320
Commercial Services & Supplies Total		99,351
Construction & Engineering — 0.2%
Fluor Corp.	304	22,393
Jacobs Engineering Group, Inc. (a)	218	11,212
Quanta Services, Inc. (a)	364	8,164
Construction & Engineering Total		41,769
Electrical Equipment — 0.5%
Emerson Electric Co.	1,285	75,083
Rockwell Automation, Inc.	245	23,189
Roper Industries, Inc.	164	14,179
Electrical Equipment Total		112,451
Industrial Conglomerates — 2.5%
3M Co.	1,212	113,322
General Electric Co.	18,101	362,925
Tyco International Ltd.	809	36,219
Industrial Conglomerates Total		512,466
Machinery — 2.4%
Caterpillar, Inc.	1,086	120,926
Cummins, Inc.	334	36,613
Danaher Corp.	924	47,955
Deere & Co.	718	69,567
Dover Corp.	321	21,102
Eaton Corp.	579	32,100
Flowserve Corp.	96	12,365
Illinois Tool Works, Inc.	851	45,716
Ingersoll-Rand PLC	561	27,102

11

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Joy Global, Inc.	180	17,786
PACCAR, Inc.	622	32,562
Pall Corp.	199	11,464
Parker Hannifin Corp.	279	26,416
Snap-On, Inc.	100	6,006
Machinery Total		507,680
Professional Services — 0.1%
Dun & Bradstreet Corp.	86	6,901
Equifax, Inc.	211	8,197
Robert Half International, Inc.	252	7,711
Professional Services Total		22,809
Road & Rail — 0.9%
CSX Corp.	631	49,596
Norfolk Southern Corp.	606	41,978
Ryder System, Inc.	88	4,453
Union Pacific Corp.	839	82,499
Road & Rail Total		178,526
Trading Companies & Distributors — 0.2%
Fastenal Co.	254	16,467
W.W. Grainger, Inc.	100	13,768
Trading Companies & Distributors Total		30,235
INDUSTRIALS TOTAL		2,323,013
INFORMATION TECHNOLOGY — 17.9%
Communications Equipment — 2.1%
Cisco Systems, Inc.	9,424	161,622
F5 Networks, Inc. (a)	139	14,257
Harris Corp.	220	10,912
JDS Uniphase Corp. (a)	379	7,898
Juniper Networks, Inc. (a)	914	38,461
Motorola Mobility Holdings, Inc. (a)	500	12,200
Motorola Solutions, Inc. (a)	573	25,608
QUALCOMM, Inc.	2,803	153,689
Tellabs, Inc.	618	3,238
Communications Equipment Total		427,885
Computers & Peripherals — 4.3%
Apple, Inc. (a)	1,571	547,415
Dell, Inc. (a)	2,865	41,571
EMC Corp. (a)	3,528	93,668
Hewlett-Packard Co.	3,704	151,753
Lexmark International, Inc., Class A (a)	135	5,000

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
NetApp, Inc. (a)	627	30,209
SanDisk Corp. (a)	401	18,482
Western Digital Corp. (a)	392	14,618
Computers & Peripherals Total		902,716
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	303	16,480
Corning, Inc.	2,669	55,061
FLIR Systems, Inc.	275	9,518
Jabil Circuit, Inc.	331	6,762
Molex, Inc.	238	5,979
Electronic Equipment, Instruments & Components Total		93,800
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	322	12,236
eBay, Inc. (a)	1,947	60,435
Google, Inc., Class A (a)	425	249,139
Monster Worldwide, Inc. (a)	224	3,562
VeriSign, Inc.	299	10,827
Yahoo!, Inc. (a)	2,234	37,196
Internet Software & Services Total		373,395
IT Services — 3.1%
Automatic Data Processing, Inc.	848	43,511
Cognizant Technology Solutions Corp., Class A (a)	517	42,084
Computer Sciences Corp.	267	13,011
Fidelity National Information Services, Inc.	452	14,776
Fiserv, Inc. (a)	252	15,805
International Business Machines Corp.	2,080	339,186
MasterCard, Inc., Class A	166	41,785
Paychex, Inc.	547	17,154
SAIC, Inc. (a)	499	8,443
Teradata Corp. (a)	290	14,703
Total System Services, Inc.	280	5,046
Visa, Inc., Class A	828	60,957
Western Union Co.	1,100	22,847
IT Services Total		639,308
Office Electronics — 0.1%
Xerox Corp.	2,382	25,368
Office Electronics Total		25,368
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	984	8,462

13

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Altera Corp.	544	23,947
Analog Devices, Inc.	509	20,045
Applied Materials, Inc.	2,252	35,176
Broadcom Corp., Class A	812	31,977
First Solar, Inc. (a)	93	14,958
Intel Corp.	9,355	188,690
KLA-Tencor Corp.	288	13,643
Linear Technology Corp.	384	12,914
LSI Corp. (a)	1,047	7,120
MEMC Electronic Materials, Inc. (a)	390	5,054
Microchip Technology, Inc.	318	12,087
Micron Technology, Inc. (a)	1,463	16,766
National Semiconductor Corp.	408	5,851
Novellus Systems, Inc. (a)	155	5,755
NVIDIA Corp. (a)	987	18,220
Teradyne, Inc. (a)	319	5,681
Texas Instruments, Inc.	1,998	69,051
Xilinx, Inc.	443	14,530
Semiconductors & Semiconductor Equipment Total		509,927
Software — 3.6%
Adobe Systems, Inc. (a)	865	28,683
Autodesk, Inc. (a)	387	17,071
BMC Software, Inc. (a)	301	14,972
CA, Inc.	652	15,765
Citrix Systems, Inc. (a)	323	23,728
Compuware Corp. (a)	370	4,274
Electronic Arts, Inc. (a)	569	11,113
Intuit, Inc. (a)	462	24,532
Microsoft Corp.	12,603	319,612
Novell, Inc. (a)	599	3,552
Oracle Corp.	6,631	221,276
Red Hat, Inc. (a)	332	15,069
Salesforce.com, Inc. (a)	204	27,250
Symantec Corp. (a)	1,301	24,121
Software Total		751,018
INFORMATION TECHNOLOGY TOTAL		3,723,417
MATERIALS — 3.7%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	363	32,735
Airgas, Inc.	129	8,568

14

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
CF Industries Holdings, Inc.	123	16,825
Dow Chemical Co.	1,991	75,160
E.I. Du Pont de Nemours & Co.	1,573	86,468
Eastman Chemical Co.	122	12,117
Ecolab, Inc.	394	20,102
FMC Corp.	123	10,446
International Flavors & Fragrances, Inc.	138	8,597
Monsanto Co.	917	66,263
PPG Industries, Inc.	277	26,373
Praxair, Inc.	515	52,324
Sherwin-Williams Co.	153	12,851
Sigma-Aldrich Corp.	210	13,365
Chemicals Total		442,194
Construction Materials — 0.0%
Vulcan Materials Co.	222	10,123
Construction Materials Total		10,123
Containers & Packaging — 0.2%
Ball Corp.	291	10,432
Bemis Co., Inc.	184	6,037
Owens-Illinois, Inc. (a)	282	8,514
Sealed Air Corp.	274	7,305
Containers & Packaging Total		32,288
Metals & Mining — 1.2%
AK Steel Holding Corp.	190	2,998
Alcoa, Inc.	1,809	31,929
Allegheny Technologies, Inc.	170	11,512
Cliffs Natural Resources, Inc.	233	22,899
Freeport-McMoRan Copper & Gold, Inc.	1,616	89,769
Newmont Mining Corp.	843	46,011
Nucor Corp.	537	24,713
Titanium Metals Corp. (a)	155	2,880
United States Steel Corp.	248	13,377
Metals & Mining Total		246,088
Paper & Forest Products — 0.2%
International Paper Co.	750	22,635

15

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
MeadWestvaco Corp.	290	8,796
Paper & Forest Products Total		31,431
MATERIALS TOTAL		762,124
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	10,077	308,356
CenturyTel, Inc.	526	21,855
Frontier Communications Corp.	1,691	13,900
Qwest Communications International, Inc.	3,002	20,504
Verizon Communications, Inc.	4,822	185,840
Windstream Corp.	862	11,094
Diversified Telecommunication Services Total		561,549
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	678	35,134
MetroPCS Communications, Inc. (a)	448	7,275
Sprint Nextel Corp. (a)	5,095	23,641
Wireless Telecommunication Services Total		66,050
TELECOMMUNICATION SERVICES TOTAL		627,599
UTILITIES — 3.2%
Electric Utilities — 1.7%
American Electric Power Co., Inc.	821	28,850
Duke Energy Corp.	2,268	41,164
Edison International	554	20,271
Entergy Corp.	308	20,701
Exelon Corp.	1,126	46,436
FirstEnergy Corp.	713	26,445
NextEra Energy, Inc.	718	39,576
Northeast Utilities	304	10,518
Pepco Holdings, Inc.	381	7,106
Pinnacle West Capital Corp.	187	8,002
PPL Corp.	827	20,923
Progress Energy, Inc.	499	23,024
Southern Co.	1,443	54,993
Electric Utilities Total		348,009
Gas Utilities — 0.1%
Nicor, Inc.	78	4,189
ONEOK, Inc.	184	12,306
Gas Utilities Total		16,495

16

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (a)	1,126	14,638
Constellation Energy Group, Inc.	344	10,709
NRG Energy, Inc. (a)	419	9,025
Independent Power Producers & Energy Traders Total		34,372
Multi-Utilities — 1.2%
Ameren Corp.	407	11,425
CenterPoint Energy, Inc.	725	12,731
CMS Energy Corp.	427	8,386
Consolidated Edison, Inc.	496	25,157
Dominion Resources, Inc.	993	44,387
DTE Energy Co.	292	14,296
Integrys Energy Group, Inc.	134	6,768
NiSource, Inc.	474	9,091
PG&E Corp.	676	29,866
Public Service Enterprise Group, Inc.	865	27,256
SCANA Corp.	196	7,717
Sempra Energy	407	21,775
TECO Energy, Inc.	363	6,810
Wisconsin Energy Corp.	396	12,078
Xcel Energy, Inc.	824	19,685
Multi-Utilities Total		257,428
UTILITIES TOTAL		656,304

Total Common Stocks (cost of $12,751,431)		20,606,252

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11, at 0.070%, collateralized by a U.S. Government Agency obligation maturing 11/24/20, market value $123,663 (repurchase proceeds $118,000)	118,000	118,000

Total Short-Term Obligation (cost of $118,000)		118,000

Total Investments — 99.8% (cost of $12,869,431)(d)(e)		20,724,252

Other Assets & Liabilities, Net — 0.2%		46,677

Net Assets — 100.0%		20,770,929

17

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

18

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$20,606,252	$—	$—	$20,606,252
Total Short-Term Obligation	—	118,000	—	118,000
Total Investments	20,606,252	118,000	—	20,724,252
Unrealized Appreciation on Futures Contracts	7,695	—	—	7,695
Total	$20,613,947	$118,000	$—	$20,731,947

19

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $252,390 is pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the three months ended March 31,2011:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	Period	Purchases	Proceeds	Income	period
Ameriprise Financial, Inc.	$24,977	$—	$(979)	$78	$25,531

(d)	Cost for federal income tax purposes is $12,869,431.
(e)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$8,875,069	$(1,020,248)	$7,854,821

At March 31,  2011, the Fund held the following open long futures contracts:

Equity Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index Futures	1	$330,250	$322,555	Jun-2011	$7,695

20

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Select Large Cap Growth Fund (formerly known as Columbia Select Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 19.2%
Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc. (a)	920	250,580
Hotels, Restaurants & Leisure Total		250,580
Internet & Catalog Retail — 12.8%
Amazon.com, Inc. (a)	1,587	285,866
NetFlix, Inc. (a)	1,047	248,485
priceline.com, Inc. (a)	429	217,263
Internet & Catalog Retail Total		751,614
Textiles, Apparel & Luxury Goods — 2.2%
lululemon athletica, Inc. (a)	1,470	130,904
Textiles, Apparel & Luxury Goods Total		130,904
CONSUMER DISCRETIONARY TOTAL		1,133,098
CONSUMER STAPLES — 3.0%
Personal Products — 3.0%
Estée Lauder Companies, Inc., Class A	1,844	177,688
Personal Products Total		177,688
CONSUMER STAPLES TOTAL		177,688
ENERGY — 7.0%
Energy Equipment & Services — 3.8%
FMC Technologies, Inc. (a)	2,388	225,618
Energy Equipment & Services Total		225,618
Oil, Gas & Consumable Fuels — 3.2%
EOG Resources, Inc.	1,559	184,757
Oil, Gas & Consumable Fuels Total		184,757
ENERGY TOTAL		410,375
FINANCIALS — 4.4%
Capital Markets — 4.4%
Franklin Resources, Inc.	2,063	258,040
Capital Markets Total		258,040
FINANCIALS TOTAL		258,040
HEALTH CARE — 22.2%
Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc. (a)	1,432	141,310
Celgene Corp. (a)	3,693	212,458
Biotechnology Total		353,768
Health Care Equipment & Supplies — 3.4%
St. Jude Medical, Inc.	3,872	198,479
Health Care Equipment & Supplies Total		198,479

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 3.1%
Medco Health Solutions, Inc. (a)	3,245	182,239
Health Care Providers & Services Total		182,239
Life Sciences Tools & Services — 2.1%
QIAGEN N.V. (a)	6,298	126,275
Life Sciences Tools & Services Total		126,275
Pharmaceuticals — 7.6%
Allergan, Inc.	3,309	235,005
Novo Nordisk A/S, ADR	1,709	214,018
Pharmaceuticals Total		449,023
HEALTH CARE TOTAL		1,309,784
INDUSTRIALS — 9.4%
Aerospace & Defense — 4.2%
Precision Castparts Corp.	1,659	244,172
Aerospace & Defense Total		244,172
Air Freight & Logistics — 5.2%
C.H. Robinson Worldwide, Inc.	1,950	144,553
Expeditors International of Washington, Inc.	3,264	163,657
Air Freight & Logistics Total		308,210
INDUSTRIALS TOTAL		552,382
INFORMATION TECHNOLOGY — 31.4%
Communications Equipment — 10.1%
F5 Networks, Inc. (a)	1,999	205,037
Juniper Networks, Inc. (a)	3,682	154,939
QUALCOMM, Inc.	4,221	231,437
Communications Equipment Total		591,413
Computers & Peripherals — 4.1%
EMC Corp. (a)	9,152	242,986
Computers & Peripherals Total		242,986
Internet Software & Services — 8.3%
Baidu, Inc., ADR (a)	2,020	278,376
Google, Inc., Class A (a)	363	212,795
Internet Software & Services Total		491,171
IT Services — 4.5%
Cognizant Technology Solutions Corp., Class A (a)	3,261	265,445
IT Services Total		265,445

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 4.4%
Salesforce.com, Inc. (a)	1,931	257,943
Software Total		257,943
INFORMATION TECHNOLOGY TOTAL		1,848,958
MATERIALS — 3.1%
Chemicals — 3.1%
Praxair, Inc.	1,775	180,340
Chemicals Total		180,340
MATERIALS TOTAL		180,340

Total Common Stocks (cost of $4,620,565)		5,870,665

	Par ($)
Short-Term Obligation — 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 08/05/15, market value $150,563 (repurchase proceeds $146,000)	146,000	146,000

Total Short-Term Obligation (cost of $146,000)		146,000

Total Investments — 102.2% (cost of $4,766,565)(b)(c)		6,016,665

Other Assets & Liabilities, Net — (2.2)%		(127,945)

Net Assets — 100.0%		5,888,720

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

3

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.   Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$5,870,665	$—	$—	$5,870,665
Total Short-Term Obligation	—	146,000	—	146,000
Total Investments	$5,870,665	$146,000	$—	$6,016,665

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $4,766,565.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,288,850	$(38,750)	$1,250,100

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Small Cap Value Fund (formerly known as Columbia Small Cap Value Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 8.8%
Diversified Consumer Services — 0.6%
Lincoln Educational Services Corp.	54,199	861,222
Regis Corp.	69,152	1,226,757
Diversified Consumer Services Total		2,087,979
Hotels, Restaurants & Leisure — 1.4%
Benihana, Inc., Class A (a)	116,102	981,062
Bob Evans Farms, Inc.	48,181	1,570,700
P.F. Chang’s China Bistro, Inc.	20,900	965,371
Red Robin Gourmet Burgers, Inc. (a)	42,543	1,144,407
Hotels, Restaurants & Leisure Total		4,661,540
Household Durables — 1.0%
American Greetings Corp., Class A	48,690	1,149,084
Cavco Industries, Inc. (a)	27,727	1,252,151
CSS Industries, Inc.	54,422	1,025,855
Household Durables Total		3,427,090
Leisure Equipment & Products — 0.5%
JAKKS Pacific, Inc. (a)	75,755	1,465,859
Leisure Equipment & Products Total		1,465,859
Specialty Retail — 4.6%
Aaron’s, Inc.	50,580	1,282,709
America’s Car-Mart, Inc. (a)	42,858	1,104,879
Finish Line, Inc., Class A	81,780	1,623,333
Foot Locker, Inc.	86,701	1,709,744
GameStop Corp., Class A (a)	67,183	1,512,961
Men’s Wearhouse, Inc.	53,691	1,452,878
OfficeMax, Inc. (a)	86,803	1,123,231
Pacific Sunwear of California, Inc. (a)	324,156	1,170,203
Rent-A-Center, Inc.	83,146	2,902,627
Shoe Carnival, Inc. (a)	61,450	1,723,673
Specialty Retail Total		15,606,238
Textiles, Apparel & Luxury Goods — 0.7%
Jones Group, Inc.	85,380	1,173,975
Movado Group, Inc. (a)	82,455	1,210,439
Textiles, Apparel & Luxury Goods Total		2,384,414
CONSUMER DISCRETIONARY TOTAL		29,633,120
CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 1.3%
Andersons, Inc.	35,050	1,707,636
Ruddick Corp.	40,210	1,551,704

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Spartan Stores, Inc.	68,320	1,010,453
Food & Staples Retailing Total		4,269,793
Food Products — 0.7%
Fresh Del Monte Produce, Inc.	86,229	2,251,439
Food Products Total		2,251,439
CONSUMER STAPLES TOTAL		6,521,232
ENERGY — 8.6%
Energy Equipment & Services — 3.2%
Cal Dive International, Inc. (a)	218,890	1,527,852
Gulf Island Fabrication, Inc.	66,594	2,142,329
Matrix Service Co. (a)	92,761	1,289,378
Patterson-UTI Energy, Inc.	53,650	1,576,774
TGC Industries, Inc. (a)	142,029	1,103,565
Tidewater, Inc.	24,843	1,486,854
Union Drilling, Inc. (a)	163,770	1,678,642
Energy Equipment & Services Total		10,805,394
Oil, Gas & Consumable Fuels — 5.4%
Berry Petroleum Co., Class A	35,990	1,815,696
Bill Barrett Corp. (a)	40,790	1,627,929
Holly Corp.	31,750	1,929,130
International Coal Group, Inc. (a)	177,857	2,009,784
James River Coal Co. (a)	60,620	1,465,185
Nordic American Tanker Shipping	64,590	1,604,416
Stone Energy Corp. (a)	79,882	2,665,662
Swift Energy Co. (a)	51,508	2,198,361
Vaalco Energy, Inc. (a)	166,310	1,290,566
World Fuel Services Corp.	40,210	1,632,928
Oil, Gas & Consumable Fuels Total		18,239,657
ENERGY TOTAL		29,045,051
FINANCIALS — 29.0%
Capital Markets — 2.9%
GFI Group, Inc.	280,706	1,409,144
INTL FCStone, Inc. (a)	71,812	1,825,461
Investment Technology Group, Inc. (a)	93,658	1,703,639
Knight Capital Group, Inc., Class A (a)	168,930	2,263,662
Medallion Financial Corp.	87,549	769,556
Piper Jaffray Companies, Inc. (a)	41,164	1,705,424
Capital Markets Total		9,676,886

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 6.9%
Ameris Bancorp (a)	116,055	1,179,119
BancFirst Corp.	32,464	1,385,564
BancTrust Financial Group, Inc. (a)	82,158	202,109
Bryn Mawr Bank Corp.	66,571	1,369,365
Chemical Financial Corp.	79,649	1,587,405
Columbia Banking System, Inc.	84,408	1,618,101
Community Trust Bancorp, Inc.	51,639	1,428,851
First Citizens BancShares, Inc., Class A	11,178	2,242,083
First Commonwealth Financial Corp.	274,098	1,877,571
First Financial Corp.	57,698	1,917,882
First National Bank of Alaska	417	740,175
Hancock Holding Co.	46,584	1,529,819
Investors Bancorp, Inc. (a)	83,973	1,250,358
Merchants Bancshares, Inc.	51,776	1,371,028
Northfield Bancorp, Inc.	77,468	1,069,058
Northrim BanCorp, Inc.	59,829	1,142,136
West Coast Bancorp (a)	352,820	1,224,285
Commercial Banks Total		23,134,909
Consumer Finance — 0.7%
Cash America International, Inc.	50,949	2,346,202
Consumer Finance Total		2,346,202
Diversified Financial Services — 0.2%
Pico Holdings, Inc. (a)	25,096	754,386
Diversified Financial Services Total		754,386
Insurance — 8.1%
Allied World Assurance Co., Holdings Ltd.	17,230	1,080,149
American Safety Insurance Holdings Ltd. (a)	73,419	1,573,369
Argo Group International Holdings Ltd.	46,900	1,549,576
Baldwin & Lyons, Inc., Class B	50,085	1,172,991
CNA Surety Corp. (a)	67,686	1,709,748
eHealth, Inc. (a)	134,845	1,793,438
EMC Insurance Group, Inc.	56,094	1,392,814
FBL Financial Group, Inc., Class A	56,916	1,748,460
Global Indemnity PLC (a)	151,514	3,330,278
Hanover Insurance Group, Inc.	29,250	1,323,562
Harleysville Group, Inc.	29,343	972,134
Horace Mann Educators Corp.	111,058	1,865,774
National Western Life Insurance Co., Class A	6,417	1,041,158

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Navigators Group, Inc. (a)	41,070	2,115,105
Safety Insurance Group, Inc.	43,036	1,984,390
Stewart Information Services Corp.	85,270	893,630
United Fire & Casualty Co.	91,752	1,854,308
Insurance Total		27,400,884
Real Estate Investment Trusts (REITs) — 5.4%
Chesapeake Lodging Trust	84,487	1,470,919
DCT Industrial Trust, Inc.	277,688	1,541,168
DiamondRock Hospitality Co.	174,282	1,946,730
Franklin Street Properties Corp.	88,300	1,242,381
Getty Realty Corp.	39,127	895,226
National Health Investors, Inc.	30,337	1,453,749
Potlatch Corp.	60,249	2,422,010
Starwood Property Trust, Inc.	87,184	1,944,203
Sunstone Hotel Investors, Inc. (a)	102,328	1,042,722
Terreno Realty Corp. (a)	85,575	1,474,457
Universal Health Realty Income Trust	32,228	1,306,201
Urstadt Biddle Properties, Inc., Class A	68,853	1,309,584
Real Estate Investment Trusts (REITs) Total		18,049,350
Real Estate Management & Development — 0.3%
Avatar Holdings, Inc. (a)	53,637	1,061,476
Real Estate Management & Development Total		1,061,476
Thrifts & Mortgage Finance — 4.5%
Bank Mutual Corp.	292,809	1,238,582
BankFinancial Corp.	155,258	1,426,821
Beneficial Mutual Bancorp, Inc. (a)	179,475	1,547,074
Brookline Bancorp, Inc.	183,152	1,928,591
Clifton Savings Bancorp, Inc.	92,393	1,096,705
ESSA Bancorp, Inc.	81,220	1,072,104
Home Federal Bancorp, Inc.	127,530	1,502,303
TrustCo Bank Corp. NY	175,818	1,042,601
United Financial Bancorp, Inc.	69,552	1,148,304
Washington Federal, Inc.	96,450	1,672,443
Westfield Financial, Inc.	160,900	1,457,754
Thrifts & Mortgage Finance Total		15,133,282
FINANCIALS TOTAL		97,557,375
HEALTH CARE — 8.8%
Health Care Equipment & Supplies — 3.1%
Analogic Corp.	17,960	1,015,638
Angiodynamics, Inc. (a)	67,825	1,025,514

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Cantel Medical Corp.	59,965	1,544,099
ICU Medical, Inc. (a)	26,451	1,158,025
Kensey Nash Corp. (a)	47,205	1,175,877
Medical Action Industries, Inc. (a)	105,510	886,284
Orthofix International NV (a)	26,777	869,181
Quidel Corp. (a)	76,156	910,826
Symmetry Medical, Inc. (a)	102,388	1,003,402
Young Innovations, Inc.	27,596	866,514
Health Care Equipment & Supplies Total		10,455,360
Health Care Providers & Services — 4.5%
AmSurg Corp. (a)	61,761	1,571,200
Centene Corp. (a)	45,550	1,502,239
Healthspring, Inc. (a)	88,608	3,311,281
Kindred Healthcare, Inc. (a)	89,161	2,129,165
Magellan Health Services, Inc. (a)	30,610	1,502,339
Medcath Corp. (a)	108,990	1,520,410
Owens & Minor, Inc.	41,515	1,348,407
Triple-S Management Corp., Class B (a)	49,534	1,019,410
U.S. Physical Therapy, Inc.	50,445	1,126,941
Health Care Providers & Services Total		15,031,392
Pharmaceuticals — 1.2%
Impax Laboratories, Inc. (a)	30,470	775,461
Medicis Pharmaceutical Corp., Class A	65,050	2,084,202
Viropharma, Inc. (a)	59,720	1,188,428
Pharmaceuticals Total		4,048,091
HEALTH CARE TOTAL		29,534,843
INDUSTRIALS — 16.9%
Aerospace & Defense — 1.1%
AAR Corp. (a)	45,875	1,271,655
Ceradyne, Inc. (a)	53,006	2,389,511
Aerospace & Defense Total		3,661,166
Building Products — 1.1%
A.O. Smith Corp.	22,785	1,010,287
Ameron International Corp.	21,663	1,511,861
Universal Forest Products, Inc.	33,465	1,226,492
Building Products Total		3,748,640
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	50,560	1,283,718
Consolidated Graphics, Inc. (a)	26,706	1,458,949
Ennis, Inc.	56,952	969,893

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
G&K Services, Inc., Class A	39,946	1,328,204
Unifirst Corp.	17,970	952,590
United Stationers, Inc.	23,125	1,643,031
Commercial Services & Supplies Total		7,636,385
Construction & Engineering — 2.8%
Comfort Systems USA, Inc.	83,224	1,170,962
Dycom Industries, Inc. (a)	114,570	1,986,644
EMCOR Group, Inc. (a)	36,094	1,117,831
KBR, Inc.	22,593	853,338
KHD Humboldt Wedag International AG (a)	67,455	697,859
Layne Christensen Co. (a)	38,656	1,333,632
Pike Electric Corp. (a)	113,315	1,078,759
Sterling Construction Co., Inc. (a)	68,112	1,149,730
Construction & Engineering Total		9,388,755
Electrical Equipment — 1.8%
Belden, Inc.	34,287	1,287,477
Brady Corp., Class A	32,520	1,160,639
Broadwind Energy, Inc. (a)	709,648	929,639
GrafTech International Ltd. (a)	72,189	1,489,259
Powell Industries, Inc. (a)	29,770	1,174,128
Electrical Equipment Total		6,041,142
Machinery — 4.1%
Astec Industries, Inc. (a)	35,049	1,306,977
CIRCOR International, Inc.	32,380	1,522,507
EnPro Industries, Inc. (a)	41,168	1,495,222
FreightCar America, Inc. (a)	36,620	1,190,516
Harsco Corp.	34,674	1,223,645
Kadant, Inc. (a)	62,083	1,625,954
LB Foster Co., Class A	30,482	1,314,079
Mueller Industries, Inc.	51,001	1,867,657
Robbins & Myers, Inc.	48,532	2,231,987
Machinery Total		13,778,544
Marine — 0.3%
Diana Shipping, Inc. (a)	82,280	974,195
Marine Total		974,195
Professional Services — 1.3%
CDI Corp.	59,372	878,112
FTI Consulting, Inc. (a)	30,500	1,169,065
Korn/Ferry International (a)	60,784	1,353,660
Navigant Consulting, Inc. (a)	103,350	1,032,466
Professional Services Total		4,433,303

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 1.3%
Heartland Express, Inc.	52,323	918,792
Ryder System, Inc.	24,470	1,238,182
Werner Enterprises, Inc.	82,678	2,188,487
Road & Rail Total		4,345,461
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	38,998	1,297,074
Kaman Corp.	46,211	1,626,627
Trading Companies & Distributors Total		2,923,701
INDUSTRIALS TOTAL		56,931,292
INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 1.8%
Anaren, Inc. (a)	60,222	1,210,462
Bel Fuse, Inc., Class B	38,128	839,197
Black Box Corp.	38,119	1,339,883
Plantronics, Inc.	26,383	966,146
Symmetricom, Inc. (a)	148,108	907,902
Tekelec (a)	115,600	938,672
Communications Equipment Total		6,202,262
Electronic Equipment, Instruments & Components — 3.7%
Anixter International, Inc.	26,407	1,845,585
Benchmark Electronics, Inc. (a)	90,731	1,721,167
Brightpoint, Inc. (a)	128,677	1,394,859
CTS Corp.	96,972	1,047,298
Electro Scientific Industries, Inc. (a)	63,975	1,110,606
Littelfuse, Inc.	28,410	1,622,211
Methode Electronics, Inc.	93,706	1,131,968
MTS Systems Corp.	32,606	1,485,203
Nam Tai Electronics, Inc.	187,767	1,209,220
Electronic Equipment, Instruments & Components Total		12,568,117
Internet Software & Services — 1.2%
InfoSpace, Inc. (a)	120,200	1,040,932
j2 Global Communications, Inc. (a)	26,536	783,077
United Online, Inc.	180,800	1,139,944
ValueClick, Inc. (a)	70,740	1,022,901
Internet Software & Services Total		3,986,854

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 3.2%
Acxiom Corp. (a)	67,035	961,952
CACI International, Inc., Class A (a)	30,883	1,893,745
CSG Systems International, Inc. (a)	60,729	1,210,936
Global Cash Access Holdings, Inc. (a)	348,156	1,138,470
Jack Henry & Associates, Inc.	25,510	864,534
MAXIMUS, Inc.	17,019	1,381,432
MoneyGram International, Inc. (a)	466,306	1,599,430
TeleTech Holdings, Inc. (a)	89,060	1,725,983
IT Services Total		10,776,482
Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc. (a)	134,108	903,888
ATMI, Inc. (a)	53,985	1,019,237
Entegris, Inc. (a)	148,370	1,301,205
Integrated Device Technology, Inc. (a)	153,150	1,128,715
MKS Instruments, Inc.	37,300	1,242,090
Tessera Technologies, Inc. (a)	54,577	996,576
Varian Semiconductor Equipment Associates, Inc. (a)	23,548	1,146,081
Semiconductors & Semiconductor Equipment Total		7,737,792
Software — 1.5%
Compuware Corp. (a)	95,740	1,105,797
Monotype Imaging Holdings, Inc. (a)	87,954	1,275,333
Parametric Technology Corp. (a)	44,733	1,006,045
Progress Software Corp. (a)	54,921	1,597,652
Software Total		4,984,827
INFORMATION TECHNOLOGY TOTAL		46,256,334
MATERIALS — 7.2%
Chemicals — 2.5%
Chemtura Corp. (a)	73,130	1,257,836
H.B. Fuller Co.	88,645	1,904,095
Minerals Technologies, Inc.	24,710	1,693,129
OM Group, Inc. (a)	94,209	3,442,397
Chemicals Total		8,297,457
Containers & Packaging — 2.1%
Greif, Inc., Class A	18,534	1,212,309
Greif, Inc., Class B	47,804	2,944,726
Packaging Corp. of America	43,666	1,261,511
Silgan Holdings, Inc.	42,710	1,628,959
Containers & Packaging Total		7,047,505

8

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 2.3%
Haynes International, Inc.	33,553	1,860,514
Olympic Steel, Inc.	51,797	1,699,460
RTI International Metals, Inc. (a)	45,690	1,423,243
Terra Nova Royalty Corp.	113,498	977,218
Thompson Creek Metals Co., Inc. (a)	146,230	1,833,724
Metals & Mining Total		7,794,159
Paper & Forest Products — 0.3%
Wausau Paper Corp.	158,759	1,212,919
Paper & Forest Products Total		1,212,919
MATERIALS TOTAL		24,352,040
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.0%
Cbeyond, Inc. (a)	100,342	1,170,991
Neutral Tandem, Inc. (a)	81,923	1,208,364
Warwick Valley Telephone Co.	59,534	895,392
Diversified Telecommunication Services Total		3,274,747
Wireless Telecommunication Services — 0.8%
nTelos Holdings Corp.	90,753	1,670,763
Shenandoah Telecommunications Co.	67,155	1,212,819
Wireless Telecommunication Services Total		2,883,582
TELECOMMUNICATION SERVICES TOTAL		6,158,329
UTILITIES — 2.9%
Electric Utilities — 1.0%
ALLETE, Inc.	47,829	1,863,896
MGE Energy, Inc.	38,997	1,578,989
Electric Utilities Total		3,442,885
Gas Utilities — 0.5%
Laclede Group, Inc.	42,911	1,634,909
Gas Utilities Total		1,634,909
Multi-Utilities — 1.4%
Avista Corp.	80,945	1,872,258
CH Energy Group, Inc.	28,515	1,441,148
NorthWestern Corp.	42,630	1,291,689
Multi-Utilities Total		4,605,095
UTILITIES TOTAL		9,682,889

Total Common Stocks (cost of $307,696,606)		335,672,505

9

	Par ($)	Value ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11, at 0.040%, collateralized by a U.S. Treasury obligation maturing 11/15/39, market value $1,785,289 (repurchase proceeds $1,750,002)	1,750,000	1,750,000

Total Short-Term Obligation (cost of $1,750,000)		1,750,000

Total Investments — 100.2% (cost of $309,446,606)(b)(c)		337,422,505

Other Assets & Liabilities, Net — (0.2)%		(531,501)

Net Assets — 100.0%		336,891,004

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

11

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

12

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$29,633,120	$—	$—	$29,633,120
Consumer Staples	6,521,232	—	—	6,521,232
Energy	29,045,051	—	—	29,045,051
Financials	97,557,375	—	—	97,557,375
Health Care	29,534,843	—	—	29,534,843
Industrials	56,233,433	697,859	—	56,931,292
Information Technology	46,256,334	—	—	46,256,334
Materials	24,352,040	—	—	24,352,040
Telecommunication Services	6,158,329	—	—	6,158,329
Utilities	9,682,889	—	—	9,682,889
Total Common Stocks	334,974,646	697,859	—	335,672,505
Total Short-Term Obligation	—	1,750,000	—	1,750,000
Total Investments	$334,974,646	$2,447,859	$—	$337,422,505

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $309,446,606.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$59,092,302	$(31,116,403)	$27,975,899

13

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Variable Portfolio - Small Company Growth Fund (formerly known as Columbia Small Company Growth Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 16.6%
Auto Components — 2.0%
Cooper Tire & Rubber Co.	14,216	366,062
Tenneco, Inc. (a)	16,644	706,538
Auto Components Total		1,072,600
Diversified Consumer Services — 0.7%
Coinstar, Inc. (a)	8,387	385,131
Diversified Consumer Services Total		385,131
Hotels, Restaurants & Leisure — 0.7%
BJ’s Restaurants, Inc. (a)	10,182	400,458
Hotels, Restaurants & Leisure Total		400,458
Household Durables — 3.3%
SodaStream International Ltd. (a)	12,104	530,276
Tempur-Pedic International, Inc. (a)	25,018	1,267,412
Household Durables Total		1,797,688
Internet & Catalog Retail — 1.3%
Shutterfly, Inc. (a)	13,398	701,519
Internet & Catalog Retail Total		701,519
Leisure Equipment & Products — 0.6%
Polaris Industries, Inc.	3,563	310,052
Leisure Equipment & Products Total		310,052
Media — 1.3%
Cinemark Holdings, Inc.	18,036	348,997
Imax Corp. (a)	10,358	331,249
Knology, Inc. (a)	4,461	57,591
Media Total		737,837
Multiline Retail — 0.5%
Gordmans Stores, Inc. (a)	14,818	262,723
Multiline Retail Total		262,723
Specialty Retail — 3.1%
Body Central Corp. (a)	22,475	522,094
Pier 1 Imports, Inc. (a)	25,433	258,145
Rue21, Inc. (a)	10,538	303,495
Vitamin Shoppe, Inc. (a)	18,031	609,989
Specialty Retail Total		1,693,723
Textiles, Apparel & Luxury Goods — 3.1%
CROCS, Inc. (a)	34,125	608,790
Deckers Outdoor Corp. (a)	5,739	494,415

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Lululemon Athletica, Inc. (a)	6,355	565,913
Textiles, Apparel & Luxury Goods Total		1,669,118
CONSUMER DISCRETIONARY TOTAL		9,030,849
CONSUMER STAPLES — 2.1%
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	6,682	260,598
Food & Staples Retailing Total		260,598
Food Products — 0.7%
Diamond Foods, Inc.	7,090	395,622
Food Products Total		395,622
Personal Products — 0.9%
Elizabeth Arden, Inc. (a)	16,597	498,076
Personal Products Total		498,076
CONSUMER STAPLES TOTAL		1,154,296
ENERGY — 7.7%
Energy Equipment & Services — 2.1%
Complete Production Services, Inc. (a)	13,124	417,475
Dril-Quip, Inc. (a)	5,213	411,983
Hercules Offshore, Inc. (a)	50,613	334,552
Energy Equipment & Services Total		1,164,010
Oil, Gas & Consumable Fuels — 5.6%
BPZ Resources, Inc. (a)	53,021	281,541
Brigham Exploration Co. (a)	8,849	329,006
Carrizo Oil & Gas, Inc. (a)	7,284	268,998
Energy XXI Bermuda Ltd. (a)	11,986	408,723
Magnum Hunter Resources Corp. (a)	42,439	363,702
Oasis Petroleum, Inc. (a)	9,930	313,987
Resolute Energy Corp. (a)	19,480	353,367
Rosetta Resources, Inc. (a)	6,940	329,928
World Fuel Services Corp.	9,138	371,094
Oil, Gas & Consumable Fuels Total		3,020,346
ENERGY TOTAL		4,184,356
FINANCIALS — 6.2%
Capital Markets — 0.5%
Stifel Financial Corp. (a)	3,920	281,417
Capital Markets Total		281,417
Commercial Banks — 1.7%
Center Financial Corp. (a)	37,539	275,536

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Signature Bank (a)	11,475	647,190
Commercial Banks Total		922,726
Consumer Finance — 1.8%
Dollar Financial Corp. (a)	16,971	352,148
EZCORP, Inc., Class A (a)	11,918	374,106
Netspend Holdings, Inc. (a)	23,594	248,209
Consumer Finance Total		974,463
Diversified Financial Services — 1.2%
Gain Capital Holdings, Inc. (a)	29,671	227,576
Portfolio Recovery Associates, Inc. (a)	5,061	430,843
Diversified Financial Services Total		658,419
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	40,160	246,181
Summit Hotel Properties, Inc. (a)	25,669	255,150
Real Estate Investment Trusts (REITs) Total		501,331
FINANCIALS TOTAL		3,338,356
HEALTH CARE — 16.8%
Biotechnology — 3.8%
Acorda Therapeutics, Inc. (a)	5,960	138,272
Alexion Pharmaceuticals, Inc. (a)	2,876	283,804
Alkermes, Inc. (a)	18,480	239,316
Amarin Corp. PLC, ADR (a)	40,862	298,292
Ardea Biosciences, Inc. (a)	10,204	292,753
Halozyme Therapeutics, Inc. (a)	20,783	139,454
Ironwood Pharmaceuticals, Inc. (a)	14,117	197,638
Momenta Pharmaceuticals, Inc. (a)	10,615	168,248
Onyx Pharmaceuticals, Inc. (a)	8,434	296,708
Biotechnology Total		2,054,485
Health Care Equipment & Supplies — 4.0%
Align Technology, Inc. (a)	23,909	489,656
DexCom, Inc. (a)	13,643	211,740
ICU Medical, Inc. (a)	5,299	231,990
Insulet Corp. (a)	13,455	277,442
Masimo Corp.	16,481	545,521
NuVasive, Inc. (a)	15,941	403,626
Health Care Equipment & Supplies Total		2,159,975
Health Care Providers & Services — 4.4%
Brookdale Senior Living, Inc. (a)	16,437	460,236
Catalyst Health Solutions, Inc. (a)	7,039	393,691
HMS Holdings Corp. (a)	6,848	560,509

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
IPC The Hospitalist Co., Inc. (a)	15,065	684,101
PSS World Medical, Inc. (a)	10,785	292,813
Health Care Providers & Services Total		2,391,350
Health Care Technology — 0.8%
Omnicell, Inc. (a)	27,605	420,700
Health Care Technology Total		420,700
Life Sciences Tools & Services — 1.1%
Fluidigm Corp. (a)	18,462	264,191
ICON PLC, ADR (a)	16,210	349,974
Life Sciences Tools & Services Total		614,165
Pharmaceuticals — 2.7%
Auxilium Pharmaceuticals, Inc. (a)	7,548	162,056
Impax Laboratories, Inc. (a)	27,979	712,065
MAP Pharmaceuticals, Inc. (a)	13,220	182,304
Salix Pharmaceuticals Ltd. (a)	12,293	430,624
Pharmaceuticals Total		1,487,049
HEALTH CARE TOTAL		9,127,724
INDUSTRIALS — 14.7%
Aerospace & Defense — 1.7%
Hexcel Corp. (a)	23,841	469,429
LMI Aerospace, Inc. (a)	22,739	459,555
Aerospace & Defense Total		928,984
Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	4,910	342,325
Air Freight & Logistics Total		342,325
Commercial Services & Supplies — 0.7%
Tetra Tech, Inc. (a)	15,440	381,214
Commercial Services & Supplies Total		381,214
Construction & Engineering — 1.0%
Great Lakes Dredge & Dock Corp.	31,920	243,550
Sterling Construction Co., Inc. (a)	16,316	275,414
Construction & Engineering Total		518,964
Electrical Equipment — 0.6%
Regal-Beloit Corp.	4,129	304,844
Electrical Equipment Total		304,844
Machinery — 5.7%
Chart Industries, Inc. (a)	5,153	283,621
Columbus McKinnon Corp. (a)	13,931	257,166
Lindsay Corp.	6,124	483,919
Meritor, Inc. (a)	33,766	573,009

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Middleby Corp. (a)	3,250	302,965
Robbins & Myers, Inc.	10,376	477,192
Tennant Co.	8,282	348,175
Trinity Industries, Inc.	9,918	363,693
Machinery Total		3,089,740
Professional Services — 1.8%
Advisory Board Co. (a)	6,705	345,307
Corporate Executive Board Co.	9,540	385,130
CoStar Group, Inc. (a)	4,406	276,168
Professional Services Total		1,006,605
Road & Rail — 1.8%
Dollar Thrifty Automotive Group, Inc. (a)	6,250	417,063
Genesee & Wyoming, Inc., Class A (a)	5,486	319,285
Roadrunner Transportation Systems, Inc. (a)	16,372	245,580
Road & Rail Total		981,928
Trading Companies & Distributors — 0.8%
TAL International Group, Inc.	11,539	418,520
Trading Companies & Distributors Total		418,520
INDUSTRIALS TOTAL		7,973,124
INFORMATION TECHNOLOGY — 28.7%
Communications Equipment — 3.0%
Acme Packet, Inc. (a)	3,637	258,082
Aruba Networks, Inc. (a)	25,010	846,338
Finisar Corp. (a)	5,737	141,130
Riverbed Technology, Inc. (a)	10,173	383,014
Communications Equipment Total		1,628,564
Electronic Equipment, Instruments & Components — 2.0%
DTS, Inc. (a)	14,769	688,678
Universal Display Corp. (a)	6,994	384,950
Electronic Equipment, Instruments & Components Total		1,073,628
Internet Software & Services — 5.2%
Dice Holdings, Inc. (a)	19,118	288,873
IntraLinks Holdings, Inc. (a)	23,436	626,679
KIT Digital, Inc. (a)	14,141	170,258
LogMeIn, Inc. (a)	14,071	593,233
OpenTable, Inc. (a)	4,321	459,538
RightNow Technologies, Inc. (a)	9,508	297,600

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Vocus, Inc. (a)	14,318	370,264
Internet Software & Services Total		2,806,445
IT Services — 3.1%
ExlService Holdings, Inc. (a)	12,382	261,879
VeriFone Systems, Inc. (a)	19,218	1,056,029
Wright Express Corp. (a)	7,175	371,952
IT Services Total		1,689,860
Semiconductors & Semiconductor Equipment — 3.8%
Cymer, Inc. (a)	6,937	392,496
Entropic Communications, Inc. (a)	27,278	230,499
Mindspeed Technologies, Inc. (a)	34,680	293,393
Nanometrics, Inc. (a)	13,148	237,847
OmniVision Technologies, Inc. (a)	10,140	360,274
Semtech Corp. (a)	11,502	287,780
Volterra Semiconductor Corp. (a)	11,243	279,164
Semiconductors & Semiconductor Equipment Total		2,081,453
Software — 11.6%
Ariba, Inc. (a)	8,250	281,655
BroadSoft, Inc. (a)	12,415	592,071
CommVault Systems, Inc. (a)	9,140	364,503
Concur Technologies, Inc. (a)	9,763	541,358
Fortinet, Inc. (a)	19,044	837,936
Kenexa Corp. (a)	15,371	424,086
Netscout Systems, Inc. (a)	10,298	281,341
Parametric Technology Corp. (a)	15,789	355,095
RealPage, Inc. (a)	17,443	483,694
SuccessFactors, Inc. (a)	22,565	882,066
TIBCO Software, Inc. (a)	35,519	967,893
VanceInfo Technologies, Inc., ADR (a)	9,355	293,841
Software Total		6,305,539
INFORMATION TECHNOLOGY TOTAL		15,585,489
MATERIALS — 5.4%
Chemicals — 1.1%
Solutia, Inc. (a)	24,278	616,661
Chemicals Total		616,661
Metals & Mining — 4.3%
Coeur d’Alene Mines Corp. (a)	11,880	413,186
Globe Specialty Metals, Inc.	11,605	264,130
HudBay Minerals, Inc.	25,421	414,025

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Stillwater Mining Co. (a)	33,148	760,084
Thompson Creek Metals Co., Inc. (a)	38,992	488,960
Metals & Mining Total		2,340,385
MATERIALS TOTAL		2,957,046

Total Common Stocks (cost of $41,671,088)		53,351,240

	Par ($)
Short-Term Obligation — 1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.040%, collateralized by a U.S. Treasury obligation maturing 08/15/39, market value $924,699 (repurchase proceeds $905,001)	905,000	905,000

Total Short-Term Obligation (cost of $905,000)		905,000

Total Investments — 99.8% (cost of $42,576,088)(b)(c)		54,256,240

Other Assets & Liabilities, Net — 0.2%		85,140

Net Assets — 100.0%		54,341,380

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$53,351,240	$—	$—	$53,351,240
Total Short-Term Obligation	—	905,000	—	905,000
Total Investments	$53,351,240	$905,000	$—	$54,256,240

8

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $42,576,088.
(c)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$12,566,661	$(886,509)	$11,680,152

Acronym	Name

ADR	American Depositary Receipt

9

Portfolio of Investments

Columbia Variable Portfolio - Strategic Income Fund

(Formerly known as Columbia Strategic Income Fund, Variable Series)

March 31, 2011 (Unaudited)

	Coupon	Principal
Issuer	Rate	Amount	Value
Corporate Bonds & Notes (a) (51.9%)
Aerospace & Defense (1.0%)
ADS Tactical, Inc.
Senior Secured (b)
04/01/18	11.000%	$160,000	$164,000
Acquisition Co. Lanza Parent
Senior Secured (b)
06/01/17	10.000%	113,000	124,865
Embraer Overseas Ltd. (c)
01/15/20	6.375%	15,000	16,125
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	59,000	61,581
03/15/21	7.125%	79,000	82,358
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	90,000	99,225
Oshkosh Corp.
03/01/20	8.500%	7,000	7,849
TransDigm, Inc.
Senior Subordinated Notes (b)
12/15/18	7.750%	82,000	88,047
Total			644,050

Automotive (0.6%)
Accuride Corp.
Senior Secured
08/01/18	9.500%	25,000	27,813
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	20,000	19,850
02/15/21	6.750%	161,000	160,597
Lear Corp.
03/15/18	7.875%	90,000	98,100
03/15/20	8.125%	10,000	11,000
Tenneco, Inc.
08/15/18	7.750%	16,000	17,080
Visteon Corp.
Senior Notes (b)(d)
04/15/19	6.750%	44,000	44,000
Total			378,440

Banking (1.5%)
Bank of America Corp.
Senior Unsecured
07/01/20	5.625%	380,000	388,015
Citigroup, Inc.
Senior Unsecured
08/09/20	5.375%	25,000	25,736
JPMorgan Chase & Co.
Senior Unsecured
07/22/20	4.400%	65,000	62,678
Morgan Stanley
Senior Unsecured
01/25/21	5.750%	220,000	222,045
Santander U.S. Debt SA Unipersonal Bank Guaranteed (b)(c)
10/07/15	3.781%	300,000	288,282
Total			986,756

Brokerage (0.3%)
E*Trade Financial Corp.
Senior Unsecured
09/15/13	7.375%	25,000	25,094
12/01/15	7.875%	75,000	75,937
Senior Unsecured PIK
11/30/17	12.500%	90,000	107,325
Total			208,356

Building Materials (0.4%)
Associated Materials LLC
Senior Secured (b)
11/01/17	9.125%	10,000	10,625
Euramax International, Inc.
Senior Secured (b)
04/01/16	9.500%	70,000	70,875
Gibraltar Industries, Inc.
12/01/15	8.000%	50,000	51,125
Interface, Inc. (b)
12/01/18	7.625%	19,000	20,045
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	60,000	64,200
Nortek, Inc.
Secured
12/01/13	11.000%	59,244	62,651
Total			279,521

Chemicals (1.9%)
CF Industries, Inc.
05/01/18	6.875%	170,000	190,400
05/01/20	7.125%	3,000	3,398
Celanese U.S. Holdings LLC (b)
10/15/18	6.625%	8,000	8,240
Chemtura Corp. (b)
09/01/18	7.875%	26,000	27,495
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	115,000	127,461
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	190,000	200,925

	Coupon	Principal
Issuer	Rate	Amount	Value
Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Hexion U.S. Finance Corp./Nova Scotia ULC (b)
Secured
11/15/20	9.000%	$40,000	$41,475
Lyondell Chemical Co.
Senior Secured (b)
11/01/17	8.000%	182,000	201,110
MacDermid, Inc.
Senior Subordinated Notes (b)
04/15/17	9.500%	45,000	47,756
Momentive Performance Materials, Inc.
Secured (b)
01/15/21	9.000%	65,000	67,194
Nalco Co. (b)
01/15/19	6.625%	130,000	133,737
Nova Chemicals Corp. (c)
Senior Unsecured
11/01/16	8.375%	35,000	38,413
11/01/19	8.625%	60,000	67,125
Polypore International, Inc. (b)
11/15/17	7.500%	75,000	78,750
Total			1,233,479

Construction Machinery (1.2%)
Case New Holland, Inc.
Senior Notes (b)
12/01/17	7.875%	150,000	166,500
Columbus McKinnon Corp. (b)
02/01/19	7.875%	25,000	25,875
Manitowoc Co., Inc. (The)
02/15/18	9.500%	75,000	84,375
11/01/20	8.500%	60,000	64,350
RSC Equipment Rental, Inc./Holdings III LLC
Senior Unsecured (b)
02/01/21	8.250%	40,000	41,600
United Rentals North America, Inc.
12/15/19	9.250%	225,000	250,875
09/15/20	8.375%	155,000	161,975
Total			795,550

Consumer Cyclical Services (0.3%)
Brickman Group Holdings, Inc.
Senior Notes (b)
11/01/18	9.125%	15,000	16,088
Garda World Security Corp.
Senior Unsecured (b)(c)
03/15/17	9.750%	49,000	52,797
West Corp. (b)
01/15/19	7.875%	90,000	91,800
Total			160,685

Consumer Products (0.6%)
Central Garden and Pet Co.
03/01/18	8.250%	105,000	109,725
Jarden Corp.
05/01/16	8.000%	25,000	27,344
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	86,000	93,740
NBTY, Inc. (b)
10/01/18	9.000%	10,000	10,850
Spectrum Brands Holdings, Inc.
Senior Secured (b)
06/15/18	9.500%	143,000	157,300
Total			398,959

Diversified Manufacturing (0.4%)
Amsted Industries, Inc.
Senior Notes (b)
03/15/18	8.125%	50,000	53,500
CPM Holdings, Inc.
Senior Secured (b)
09/01/14	10.875%	80,000	86,400
Pinafore LLC/Inc.
Secured (b)(c)
10/01/18	9.000%	15,000	16,200
SPX Corp. (b)
09/01/17	6.875%	67,000	72,025
WireCo WorldGroup
Senior Unsecured (b)
05/15/17	9.500%	50,000	53,250
Total			281,375

Electric (3.6%)
AES Corp. (The)
Senior Unsecured
03/01/14	7.750%	115,000	124,200
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	50,000	54,902
02/15/18	5.050%	80,000	79,900
Calpine Corp.
Senior Secured (b)
02/15/21	7.500%	75,000	77,719
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	20,000	22,681
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%	50,000	58,989

	Coupon	Principal
Issuer	Rate	Amount	Value
Corporate Bonds & Notes (a) (continued)
Electric (continued)
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	$115,000	$122,581
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	110,000	115,376
Duke Energy Ohio, Inc.
1st Mortgage
04/01/19	5.450%	105,000	115,444
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	72,000	57,780
Energy Future Holdings Corp.
Senior Secured
01/15/20	10.000%	105,000	111,266
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	11,000	11,656
Florida Power Corp.
1st Mortgage
06/15/38	6.400%	40,000	44,934
GenOn Energy, Inc.
Senior Unsecured (b)
10/15/18	9.500%	50,000	52,125
Ipalco Enterprises, Inc.
Senior Secured (b)
04/01/16	7.250%	75,000	81,187
Kansas City Power & Light Co.
04/01/19	7.150%	35,000	41,028
NRG Energy, Inc.
01/15/17	7.375%	152,000	158,460
Nevada Power Co.
01/15/15	5.875%	150,000	166,869
05/15/18	6.500%	310,000	354,570
04/01/36	6.650%	30,000	33,911
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed (b)(c)
12/02/24	7.390%	100,000	113,813
Sierra Pacific Power Co.
05/15/16	6.000%	75,000	84,521
TransAlta Corp.
Senior Unsecured (c)
05/15/18	6.650%	205,000	229,519
Total			2,313,431

Entertainment (0.4%)
AMC Entertainment, Inc.
06/01/19	8.750%	65,000	70,525
AMC Entertainment, Inc. (b)
Senior Subordinated Notes
12/01/20	9.750%	85,000	90,950
Regal Cinemas Corp.
07/15/19	8.625%	40,000	42,950
Six Flags, Inc. (e)(f)(g)
06/01/14	0.000%	95,000	—
Speedway Motorsports, Inc.
Senior Notes (b)
02/01/19	6.750%	35,000	35,263
Total			239,688

Environmental (0.2%)
Clean Harbors, Inc.
Senior Secured
08/15/16	7.625%	63,000	66,859
Clean Harbors, Inc. (b)
Senior Secured
08/15/16	7.625%	25,000	26,531
Total			93,390

Food and Beverage (2.2%)
Anheuser-Busch InBev Worldwide, Inc. (c)
01/15/14	7.200%	40,000	45,443
11/15/14	5.375%	490,000	539,968
01/15/19	7.750%	30,000	36,909
ConAgra Foods, Inc.
Senior Unsecured
10/01/28	7.000%	45,000	48,359
Cott Beverages, Inc.
11/15/17	8.375%	40,000	42,700
09/01/18	8.125%	37,000	39,498
Darling International, Inc. (b)
12/15/18	8.500%	15,000	16,313
Dean Foods Co.
06/01/16	7.000%	2,000	1,908
Dean Foods Co. (b)
Senior Notes
12/15/18	9.750%	42,000	43,102
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	435,000	486,269
MHP SA (b)(c)
04/29/15	10.250%	100,000	106,266
Total			1,406,735

Gaming (2.1%)
Boyd Gaming Corp.
Senior Notes (b)
12/01/18	9.125%	174,000	178,785
FireKeepers Development Authority
Senior Secured (b)
05/01/15	13.875%	90,000	106,650

	Coupon	Principal
Issuer	Rate	Amount	Value
Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Isle of Capri Casinos, Inc. (b)
03/15/19	7.750%	$15,000	$14,925
MGM Resorts International
06/01/16	7.500%	65,000	61,425
Senior Secured
03/15/20	9.000%	150,000	165,000
Senior Unsecured
03/01/18	11.375%	65,000	72,150
Pinnacle Entertainment, Inc.
08/01/17	8.625%	80,000	87,200
05/15/20	8.750%	27,000	28,080
Pokagon Gaming Authority
Senior Notes (b)
06/15/14	10.375%	75,000	77,625
Seminole Indian Tribe of Florida (b)
10/01/20	7.804%	175,000	173,026
Senior Secured
10/01/20	6.535%	65,000	63,874
Seneca Gaming Corp. (b)
12/01/18	8.250%	67,000	69,010
Shingle Springs Tribal Gaming Authority
Senior Notes (b)
06/15/15	9.375%	300,000	198,000
Tunica-Biloxi Gaming Authority
Senior Unsecured (b)
11/15/15	9.000%	65,000	64,350
Total			1,360,100

Gas Distributors (0.1%)
Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	55,000	59,950
Sempra Energy
Senior Unsecured
06/01/16	6.500%	5,000	5,707
Total			65,657

Gas Pipelines (1.8%)
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	140,000	156,377
06/01/18	7.250%	87,000	97,766
El Paso Corp. (b)
Senior Unsecured
09/15/20	6.500%	149,000	160,547
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	30,000	32,340
MarkWest Energy Partners LP/Finance Corp.
08/15/21	6.500%	70,000	69,912
Nisource Finance Corp.
09/15/17	5.250%	265,000	282,196
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	55,000	68,808
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	35,000	39,813
12/01/18	6.875%	47,000	49,937
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	30,000	36,608
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	55,000	55,825
TransCanada PipeLines Ltd.
Senior Unsecured (c)
01/15/39	7.625%	25,000	30,981
Williams Companies, Inc. (The)
Senior Unsecured
09/01/21	7.875%	30,000	37,334
Total			1,118,444

Health Care (2.1%)
AMGH Merger Sub, Inc. (b)
11/01/18	9.250%	24,000	25,740
American Renal Holdings Co., Inc.
Senior Secured
05/15/18	8.375%	20,000	21,100
American Renal Holdings Co., Inc. (b)
Senior Unsecured PIK
03/01/16	9.750%	20,000	19,650
Capella Healthcare, Inc. (b)
07/01/17	9.250%	15,000	16,125
ConvaTec Healthcare E SA
Senior Unsecured (b)(c)
12/15/18	10.500%	105,000	110,250
HCA, Inc.
Senior Secured
09/15/20	7.250%	392,000	419,440
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	61,000	62,220
Healthsouth Corp.
02/15/20	8.125%	57,000	61,560
09/15/22	7.750%	8,000	8,320
inVentiv Health, Inc. (b)
08/15/18	10.000%	149,000	154,960
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	33,000	33,825
Multiplan, Inc. (b)
09/01/18	9.875%	87,000	93,525

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Radiation Therapy Services, Inc.
04/15/17	9.875%	$51,000	$52,020
Radnet Management, Inc.
04/01/18	10.375%	15,000	15,169
STHI Holding Corp.
Secured (b)
03/15/18	8.000%	25,000	25,875
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	90,000	102,600
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	75,000	76,781
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	60,000	61,500
02/01/19	7.750%	5,000	5,062
Total			1,365,722

Healthcare Insurance (0.1%)
WellPoint, Inc.
Senior Unsecured
02/15/19	7.000%	40,000	47,412

Home Construction (0.3%)
Beazer Homes U.S.A., Inc.
06/15/18	9.125%	51,000	51,765
K Hovnanian Enterprises, Inc.
10/15/15	11.875%	65,000	61,750
Senior Secured
10/15/16	10.625%	60,000	63,750
Total			177,265

Independent Energy (4.6%)
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	135,000	146,797
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	10,000	10,575
Senior Unsecured
06/01/14	10.250%	15,000	17,400
11/01/20	6.750%	25,000	25,750
Brigham Exploration Co. (b)
10/01/18	8.750%	80,000	89,200
Carrizo Oil & Gas, Inc. (b)
10/15/18	8.625%	131,000	139,515
Chaparral Energy, Inc. (b)
10/01/20	9.875%	31,000	34,410
09/01/21	8.250%	65,000	66,950
Chesapeake Energy Corp.
08/15/20	6.625%	200,000	212,500
02/15/21	6.125%	55,000	56,787
Comstock Resources, Inc.
10/15/17	8.375%	11,000	11,413
04/01/19	7.750%	23,000	23,403
Concho Resources, Inc.
Senior Notes
01/15/21	7.000%	62,000	65,255
Continental Resources, Inc.
04/01/21	7.125%	56,000	59,500
EXCO Resources, Inc.
09/15/18	7.500%	157,000	159,551
EnCana Holdings Finance Corp. (c)
05/01/14	5.800%	125,000	138,606
Goodrich Petroleum Corp. (b)
03/15/19	8.875%	55,000	55,000
Hilcorp Energy I LP/Finance Co.
Senior Unsecured (b)
11/01/15	7.750%	110,000	113,850
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes (b)
02/15/20	8.000%	85,000	90,525
Laredo Petroleum, Inc.
Senior Notes (b)
02/15/19	9.500%	145,000	150,981
MEG Energy Corp. (b)(c)
03/15/21	6.500%	75,000	76,219
NAK Naftogaz Ukraine Government Guaranteed (c)
09/30/14	9.500%	190,000	209,038
Newfield Exploration Co.
Senior Subordinated Notes
04/15/16	6.625%	125,000	129,219
02/01/20	6.875%	70,000	73,850
Nexen, Inc. (c)
Senior Unsecured
03/10/35	5.875%	40,000	37,968
07/30/39	7.500%	30,000	33,781
Oasis Petroleum, Inc.
Senior Notes (b)
02/01/19	7.250%	41,000	41,615
Petrohawk Energy Corp.
06/01/15	7.875%	205,000	217,300
08/15/18	7.250%	65,000	66,950
Petrohawk Energy Corp. (b)
08/15/18	7.250%	59,000	60,622
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	95,000	99,750
Range Resources Corp.
05/15/16	7.500%	45,000	46,687
05/15/19	8.000%	35,000	38,588
08/01/20	6.750%	75,000	79,781

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Southwestern Energy Co.
Senior Notes
02/01/18	7.500%	$50,000	$56,687
Venoco, Inc.
Senior Unsecured (b)
02/15/19	8.875%	17,000	17,000
Total			2,953,023

Life Insurance (0.3%)
ING Groep NV (c)(h)
12/29/49	5.775%	175,000	161,875

Lodging (0.1%)
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	35,000	37,087

Media Cable (2.5%)
Bresnan Broadband Holdings LLC (b)
12/15/18	8.000%	5,000	5,300
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	170,000	174,250
04/30/20	8.125%	108,000	117,450
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	60,000	68,700
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	110,000	122,375
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (b)
11/15/17	8.625%	130,000	135,525
Comcast Corp.
08/15/37	6.950%	110,000	119,755
DIRECTV Holdings LLC/Financing Co., Inc.
06/15/15	6.375%	10,000	10,338
02/15/16	3.125%	250,000	246,375
DISH DBS Corp.
09/01/19	7.875%	253,000	273,872
Insight Communications Co., Inc.
Senior Notes (b)
07/15/18	9.375%	139,000	154,290
Quebecor Media, Inc.
Senior Unsecured (c)
03/15/16	7.750%	110,000	114,125
Time Warner Cable, Inc.
02/01/15	3.500%	10,000	10,248
05/01/17	5.850%	15,000	16,405
02/01/20	5.000%	14,000	14,147
Total			1,583,155

Media Non-Cable (4.0%)
Belo Corp.
Senior Unsecured
11/15/16	8.000%	65,000	70,850
CMP Susquehanna Corp. (b)(f)(g)(h)
05/15/14	3.623%	12,000	7,080
Clear Channel Communications, Inc. (b)
03/01/21	9.000%	210,000	209,475
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	210,000	230,212
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	155,000	165,075
Gray Television, Inc.
Secured
06/29/15	10.500%	114,000	121,268
Intelsat Jackson Holdings SA (b)(c)
10/15/20	7.250%	80,000	80,100
Intelsat Jackson Holdings SA (b)(c)(d)
04/01/19	7.250%	80,000	80,100
04/01/21	7.500%	80,000	80,200
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/14	6.250%	25,000	27,313
07/15/17	10.000%	150,000	178,500
News America, Inc.
12/15/35	6.400%	20,000	20,577
Nielsen Finance LLC/Co.
05/01/16	11.500%	94,000	110,685
Nielsen Finance LLC/Co. (b)
10/15/18	7.750%	217,000	232,732
Salem Communications Corp.
Secured
12/15/16	9.625%	139,000	150,120
Sinclair Television Group, Inc.
Secured (b)
11/01/17	9.250%	225,000	250,875
Sirius XM Radio, Inc. (b)
04/01/15	8.750%	90,000	101,250
Univision Communications, Inc. (b)
05/15/21	8.500%	165,000	170,362
Senior Secured
11/01/20	7.875%	130,000	137,800
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	149,000	157,195
Total			2,581,769

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Metals (1.7%)
ArcelorMittal
Senior Unsecured
03/01/21	5.500%	$40,000	$39,416
ArcelorMittal (c)
Senior Unsecured
03/01/41	6.750%	70,000	68,603
Arch Coal, Inc.
10/01/20	7.250%	22,000	23,568
Consol Energy, Inc.
04/01/17	8.000%	45,000	49,275
04/01/20	8.250%	150,000	166,312
FMG Resources August 2006 Proprietary Ltd. (b)(c)
11/01/15	7.000%	138,000	142,352
02/01/16	6.375%	65,000	65,487
02/01/18	6.875%	34,000	35,445
JMC Steel Group
Senior Notes (b)
03/15/18	8.250%	37,000	37,833
Novelis, Inc. (b)(c)
12/15/17	8.375%	95,000	102,837
12/15/20	8.750%	95,000	104,500
Rain CII Carbon LLC/Corp.
Senior Secured (b)
12/01/18	8.000%	80,000	85,400
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	128,000	132,960
04/01/20	7.375%	29,000	30,378
Total			1,084,366

Non-Captive Consumer (0.3%)
SLM Corp.
Senior Notes
01/25/16	6.250%	66,000	68,805
Senior Unsecured
03/25/20	8.000%	35,000	38,150
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	110,000	100,650
Total			207,605

Non-Captive Diversified (3.2%)
Ally Financial, Inc.
03/15/20	8.000%	444,000	483,405
Ally Financial, Inc. (b)
12/01/17	6.250%	95,000	96,781
09/15/20	7.500%	95,000	100,225
CIT Group, Inc.
Secured
05/01/17	7.000%	525,000	525,656
CIT Group, Inc. (b)
Secured
04/01/18	6.625%	35,000	35,525
CIT Group, Inc. (b)(d)
Secured
04/01/18	6.625%	55,000	55,825
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	245,000	280,632
General Electric Capital Corp.
Senior Unsecured
01/10/39	6.875%	125,000	139,499
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	105,000	118,913
12/15/20	8.250%	100,000	109,625
International Lease Finance Corp. (b)
Senior Unsecured
03/15/17	9.000%	87,000	97,875
Total			2,043,961

Oil Field Services (1.5%)
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
04/11/18	8.146%	100,000	117,870
03/07/22	6.510%	160,000	170,000
KazMunayGas National Co. (b)(c)
Senior Unsecured
07/02/18	9.125%	225,000	271,125
04/09/21	6.375%	100,000	103,250
Key Energy Services, Inc.
03/01/21	6.750%	58,000	59,015
Offshore Group Investments Ltd.
Senior Secured (b)(c)
08/01/15	11.500%	170,000	188,616
Trinidad Drilling Ltd.
Senior Unsecured (b)(c)
01/15/19	7.875%	65,000	68,724
Total			978,600

Other Industry (0.1%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	45,000	47,531
Interline Brands, Inc.
11/15/18	7.000%	36,000	36,900
Total			84,431

Packaging (1.0%)
Ardagh Packaging Finance PLC
Senior Secured (b)(c)
10/15/17	7.375%	135,000	144,450
Graham Packaging Co. LP/Capital Corp., Inc.
01/01/17	8.250%	45,000	48,262
Reynolds Group Issuer, Inc./LLC (b)
04/15/19	9.000%	75,000	77,625

	Coupon	Principal
Issuer	Rate	Amount		Value
Corporate Bonds & Notes (a) (continued)
Packaging (continued)
02/15/21	8.250%		$82,000	$81,385
Senior Secured
10/15/16	7.750%	124,000		131,440
04/15/19	7.125%	102,000		104,550
02/15/21	6.875%	50,000		50,250
Total				637,962

Paper (0.6%)
Cascades, Inc. (c)
12/15/17	7.750%	120,000		126,750
Graphic Packaging International, Inc.
06/15/17	9.500%	137,000		152,070
10/01/18	7.875%	19,000		20,330
Verso Paper Holdings LLC/Inc.
Secured (b)
02/01/19	8.750%	60,000		62,400
Total				361,550

Pharmaceuticals (0.6%)
Giant Funding Corp.
Secured (b)
02/01/18	8.250%	85,000		87,125
Mylan, Inc. (b)
11/15/18	6.000%	75,000		75,000
Valeant Pharmaceuticals International (b)(c)
10/01/17	6.750%	35,000		34,475
10/01/20	7.000%	52,000		50,440
Warner Chilcott Co./Finance LLC (b)
09/15/18	7.750%	109,000		114,178
Total				361,218

Property & Casualty (0.1%)
Liberty Mutual Group, Inc. (b)(h)
06/15/58	10.750%	45,000		58,500

Railroads (0.2%)
CSX Corp.
Senior Unsecured
04/15/41	5.500%	90,000		86,799
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	60,000		67,179
Total				153,978

Refining (0.1%)
United Refining Co.
Senior Secured (b)
02/28/18	10.500%	92,000		92,000

Retailers (0.6%)
Ltd Brands, Inc.
04/01/21	6.625%	45,000		46,013
Needle Merger Sub Corp.
Senior Unsecured (b)
03/15/19	8.125%	68,000		68,680
QVC, Inc. (b)
Senior Secured
04/15/17	7.125%	20,000		20,925
10/01/19	7.500%	40,000		42,000
10/15/20	7.375%	15,000		15,619
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	35,000		37,056
Toys R Us, Inc.
Senior Unsecured
10/15/18	7.375%	175,000		175,437
Total				405,730

Sovereign (0.9%)
Morgan Stanley
Senior Unsecured (c)
10/22/20	11.500%	BRL	250,000	153,125
Uruguay Government International Bond (c)
04/05/27	4.250%	UYU	1,852,747	105,791
06/26/37	3.700%	UYU	1,953,579	102,312
PIK
01/15/33	7.875%	160,000		192,800
Total				554,028

Supranational (0.5%)
European Investment Bank
Senior Unsecured (c)
06/20/17	1.400%	JPY	14,000,000	176,332
International Finance Corp.
Senior Unsecured (c)
02/28/13	7.500%	AUD	120,000	129,194
Total				305,526

Technology (2.2%)
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	38,000		39,330
Avaya, Inc.
Senior Secured (b)
04/01/19	7.000%	60,000		58,500
CDW Escrow Corp.
Senior Notes (b)(d)
04/01/19	8.500%	65,000		65,081
Cardtronics, Inc.
09/01/18	8.250%	80,000		86,900

	Coupon	Principal
Issuer	Rate	Amount	Value
Corporate Bonds & Notes (a) (continued)
Technology (continued)
CommScope, Inc. (b)
01/15/19	8.250%	$58,000	$60,610
First Data Corp.
09/24/15	9.875%	70,000	71,750
09/24/15	9.875%	6,000	6,135
PIK
09/24/15	10.550%	2,000	2,073
First Data Corp. (b)
01/15/21	12.625%	170,000	184,450
Senior Secured
08/15/20	8.875%	105,000	115,237
First Data Corp. (b)(d)
Senior Secured
06/15/19	7.375%	47,000	47,999
Freescale Semiconductor, Inc.
Senior Secured (b)
04/15/18	9.250%	60,000	65,700
Interactive Data Corp. (b)
08/01/18	10.250%	120,000	134,700
Iron Mountain, Inc.
06/15/20	8.000%	120,000	127,200
NXP BV/Funding LLC
Senior Secured (b)(c)
08/01/18	9.750%	181,000	203,851
SunGard Data Systems, Inc.
Senior Unsecured (b)
11/15/18	7.375%	140,000	143,150
Total			1,412,666

Transportation Services (0.8%)
Aeropuertos Argentina 2000 SA
Senior Secured (b)(c)
12/01/20	10.750%	49,500	53,674
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	110,000	115,225
ERAC USA Finance LLC (b)
07/01/13	2.750%	40,000	40,647
10/01/20	5.250%	35,000	36,050
Hertz Corp. (The) (b)
10/15/18	7.500%	75,000	77,625
04/15/19	6.750%	70,000	69,388
01/15/21	7.375%	100,000	102,250
Total			494,859

Wireless (2.2%)
Clearwire Communications LLC/Finance, Inc. (b)
Senior Secured
12/01/15	12.000%	15,000	16,163
12/01/15	12.000%	35,000	37,800
12/01/17	12.000%	70,000	74,812
MetroPCS Wireless, Inc.
09/01/18	7.875%	135,000	144,450
11/15/20	6.625%	70,000	69,913
NII Capital Corp.
08/15/16	10.000%	50,000	57,000
04/01/21	7.625%	70,000	71,575
Nextel Communications, Inc.
08/01/15	7.375%	49,000	49,184
SBA Telecommunications, Inc.
08/15/19	8.250%	45,000	49,725
Sprint Capital Corp.
05/01/19	6.900%	28,000	28,910
11/15/28	6.875%	95,000	87,637
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	315,000	350,831
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	60,000	57,514
Wind Acquisition Finance SA (b)(c)
07/15/17	11.750%	250,000	287,500
Wind Acquisition Finance SA (b)(c)(f)(g)
07/15/17	0.000%	250,000	500
Total			1,383,514

Wirelines (2.7%)
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	135,000	140,702
BellSouth Corp.
Senior Unsecured
09/15/14	5.200%	65,000	71,069
Cincinnati Bell, Inc.
10/15/17	8.250%	130,000	130,975
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	25,000	28,185
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	205,000	222,169
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	76,000	83,790
Integra Telecom Holdings, Inc.
Senior Secured (b)
04/15/16	10.750%	53,000	57,505
Level 3 Financing, Inc.
11/01/14	9.250%	23,000	23,518
02/15/17	8.750%	80,000	79,400
Level 3 Financing, Inc. (b)
04/01/19	9.375%	25,000	24,188
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	151,000	162,702

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
PAETEC Holding Corp. (b)
Senior Unsecured
12/01/18	9.875%	$80,000	$84,400
Qwest Corp.
Senior Unsecured
06/15/23	7.500%	170,000	170,425
Telefonica Emisiones SAU (c)
04/27/15	3.729%	175,000	176,627
06/20/16	6.421%	95,000	105,564
Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%	115,000	129,024
Windstream Corp.
09/01/18	8.125%	50,000	53,375
Total			1,743,618

Total Corporate Bonds & Notes (Cost: $31,694,370)			33,236,036

Residential Mortgage-Backed Securities - Agency (5.3%)
Federal Home Loan Mortgage Corp. (i)
10/01/26	8.000%	51,016	60,222
Federal National Mortgage Association (i)
09/01/37	5.000%	605,419	635,256
02/01/37	6.000%	424,080	463,233
Federal National Mortgage Association (d)(i)
04/01/41	4.000%	750,000	737,578
04/01/41	5.500%	500,000	534,766
Federal National Mortgage Association (i)(j)
11/01/36	6.500%	829,933	933,140
Government National Mortgage Association
CMO IO Series 2010-167 Class GI (i)
02/20/38	1.687%	277,126	49,469

Total Residential Mortgage-Backed Securities - Agency (Cost: $3,235,283)			3,413,664

Residential Mortgage-Backed Securities - Non-Agency (2.1%)
BCAP LLC Trust (b)(h)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.060%	50,000	41,381
BCAP LLC Trust (b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	80,000	78,766
Citigroup Mortgage Loan Trust, Inc. (b)(h)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.624%	180,000	145,800
CMO Series 2009-4 Class 9A2
03/25/36	4.753%	90,000	73,800
CMO Series 2010-6 Class 2A2
09/25/35	2.815%	35,000	27,650
CMO Series 2010-6 Class 3A2
07/25/36	5.143%	145,000	139,192
Credit Suisse Mortgage Capital Certificates (b)(h)(i)
CMO Series 2010-17R Class 1A2
06/26/36	2.633%	85,000	62,176
Credit Suisse Mortgage Capital Certificates (b)(i)
Series 2011-4R Class 4A7
08/27/37	4.000%	255,000	234,281
Deutsche Mortgage Securities, Inc.
CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	143,273	143,302
GMAC Mortgage Corp Loan Trust
Series 2004-HE5 Class A5 (FGIC) (h)(i)
09/25/34	4.865%	301,848	229,154
JP Morgan Reremic
CMO Series 2010-5 Class 1A6 (b)(h)(i)
04/26/37	4.500%	40,000	36,800
RBSSP Resecuritization Trust
CMO Series 2010-12 Class 3A4 (b)(h)(i)
06/27/32	4.000%	130,894	131,815

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,420,404)			1,344,117

Commercial Mortgage-Backed Securities (1.6%)
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A (i)
07/10/39	4.751%	175,000	184,131
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4 (i)
03/10/39	5.444%	150,000	158,770
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A (i)
08/13/42	4.989%	175,000	186,593
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A (b)(h)(i)
08/15/45	5.808%	300,000	324,097
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4 (h)(i)
10/15/44	5.196%	175,000	188,139

Total Commercial Mortgage-Backed Securities (Cost: $1,014,400)			1,041,730

Inflation-Indexed Bonds (1.3%)
U.S. Treasury Inflation-Indexed Bond
02/15/41	2.125%	774,212	818,194

Total Inflation-Indexed Bonds (Cost: $805,210)			818,194

Issuer	Coupon Rate	Principal Amount		Value
U.S. Treasury Obligations (5.2%)
U.S. Treasury Bills
02/15/21	3.625%		$1,370,000	$1,389,480
11/15/40	4.250%		414,000	395,952
U.S. Treasury
09/30/12	4.250%		300,000	316,523
10/31/15	1.250%		521,000	502,724
02/29/16	2.125%		515,000	513,391
08/15/40	3.875%		200,000	178,969

Total U.S. Treasury Obligations (Cost: $3,302,982)				3,297,039

Foreign Government Obligations (a) (25.5%)
ARGENTINA (1.0%)
Argentina Bonos (c)
Senior Unsecured
10/03/15	7.000%		150,000	141,000
04/17/17	7.000%		200,000	186,000
Argentina Government International Bond
Senior Unsecured (c)
12/31/33	8.280%		130,095	115,980
Provincia de Buenos Aires (b)(c)
01/26/21	10.875%		100,000	93,152
Provincia de Cordoba
Senior Unsecured (b)(c)
08/17/17	12.375%		110,000	113,575
Total				649,707

AUSTRALIA (0.6%)
Treasury Corp. of Victoria (c)
Local Government Guaranteed
11/15/16	5.750%	AUD	235,000	244,618
06/15/20	6.000%	AUD	140,000	145,506
Total				390,124

BRAZIL (2.3%)
Banco Nacional de Desenvolvimento Economico e Social (b)(c)
07/12/20	5.500%		150,000	152,625
Brazilian Government International Bond (b)(c)
Senior Unsecured
09/24/12	8.500%	EUR	50,000	77,060
Brazilian Government International Bond (c)
01/20/34	8.250%		275,000	363,688
08/17/40	11.000%		200,000	268,700
Senior Unsecured
02/03/15	7.375%	EUR	60,000	96,256
01/17/17	6.000%		50,000	56,050
01/05/22	12.500%	BRL	250,000	178,391
Petrobras International Finance Co. (c)
03/15/19	7.875%		255,000	299,392
Total				1,492,162

CANADA (1.2%)
Canadian Government Bond (c)
06/01/19	3.750%	CAD	600,000	642,572
06/01/23	8.000%	CAD	85,000	126,209
Total				768,781

COLOMBIA (0.6%)
Colombia Government International Bond (c)
04/09/11	9.750%		61,320	61,320
Ecopetrol SA
Senior Unsecured (c)
07/23/19	7.625%		150,000	172,875
Empresas Publicas de Medellin ESP
Senior Unsecured (b)(c)
02/01/21	8.375%	COP	280,000,000	154,580
Total				388,775

CROATIA (0.2%)
Croatia Government International Bond
Senior Unsecured (b)(c)
07/14/20	6.625%		100,000	103,250

FINLAND (0.2%)
Finland Government Bond
Senior Unsecured (c)
07/04/15	4.250%	EUR	95,000	143,156

FRANCE (1.1%)
France Government Bond OAT (c)
04/25/13	4.000%	EUR	250,000	368,865
04/25/29	5.500%	EUR	210,000	349,292
Total				718,157

GERMANY (0.9%)
Bundesrepublik Deutschland (c)
06/20/16	6.000%	EUR	245,000	400,112
07/04/17	4.250%	EUR	105,000	159,759
Total				559,871

HUNGARY (0.1%)
Hungary Government International Bond
Senior Unsecured (c)
02/03/15	4.750%		80,000	80,300

INDONESIA (2.3%)
Indonesia Government International Bond (b)(c)
Senior Unsecured
05/04/14	10.375%		310,000	377,037
04/20/15	7.250%		110,000	125,538
03/13/20	5.875%		445,000	473,925

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Indonesia Treasury Bond (c)
Senior Unsecured
09/15/19	11.500%	IDR	700,000,000	$97,594
09/15/25	11.000%	IDR	2,890,000,000	389,236
Total				1,463,330

IRELAND (0.1%)
Ireland Government Bond
Senior Unsubordinated Notes (c)
10/18/18	4.500%	EUR	60,000	60,041

ITALY (1.1%)
Italy Buoni Poliennali Del Tesoro
Senior Unsecured (c)
08/01/17	5.250%	EUR	450,000	673,727

JAPAN (0.3%)
Japan Government 10-Year Bond
Senior Unsecured (c)
12/20/18	1.400%	JPY	15,000,000	187,315

MALAYSIA (0.1%)
Petronas Capital Ltd. (b)(c)
08/12/19	5.250%		75,000	79,672

MEXICO (2.4%)
Mexican Bonos (c)
12/13/18	8.500%	MXN	245,500	221,033
Mexico Government International Bond (c)
Senior Unsecured
09/15/16	11.375%		145,000	203,000
01/11/40	6.050%		240,000	247,200
Pemex Finance Ltd. (c)
Senior Unsecured
11/15/18	9.150%		310,000	358,371
Senior Unsecured (NPFGC)
08/15/17	10.610%		215,000	271,433
Pemex Project Funding Master Trust (c)
01/21/21	5.500%		200,000	203,000
Total				1,504,037

NEW ZEALAND (0.2%)
New Zealand Government Bond
Senior Unsecured (c)
05/15/21	6.000%	NZD	185,000	144,586

NORWAY (0.8%)
Norway Government Bond (c)
05/19/17	4.250%	NOK	2,740,000	515,441

PERU (0.6%)
Peruvian Government International Bond (b)(c)
Senior Unsecured
08/12/20	7.840%	PEN	200,000	76,478
Peruvian Government International Bond (c)
Senior Unsecured
11/21/33	8.750%		205,000	275,213
Total				351,691

PHILIPPINES (0.9%)
Philippine Government International Bond (c)
Senior Unsecured
03/17/15	8.875%		100,000	123,000
01/20/20	6.500%		90,000	101,250
01/15/21	4.000%		390,000	366,600
Total				590,850

POLAND (0.7%)
Poland Government Bond (c)
10/24/15	6.250%	PLN	960,000	345,553
10/25/19	5.500%	PLN	280,000	93,998
Total				439,551

QATAR (0.6%)
Nakilat, Inc.
Senior Secured (b)(c)
12/31/33	6.067%		180,000	179,100
Qatari Diar Finance QSC
Government Guaranteed (b)(c)
07/21/20	5.000%		200,000	197,750
Total				376,850

RUSSIAN FEDERATION (2.3%)
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
04/29/15	3.625%		350,000	353,937
Russian Foreign Bond - Eurobond (b)(c)(h)
Senior Unsecured
03/31/30	7.500%		845,775	985,861
Vnesheconombank Via VEB Finance Ltd.
Bank Guaranteed (b)(c)
11/22/25	6.800%		150,000	150,237
Total				1,490,035

SOUTH AFRICA (0.2%)
South Africa Government Bond (c)
09/15/17	8.250%	ZAR	1,020,000	149,209

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
SUPRA-NATIONAL (0.5%)
European Investment Bank
Senior Unsecured (c)
12/07/11	5.500%	GBP	210,000	$347,233

SWEDEN (1.0%)
Sweden Government Bond (c)
08/12/17	3.750%	SEK	4,000,000	652,121

TURKEY (1.3%)
Turkey Government International Bond (c)
Senior Unsecured
09/26/16	7.000%	280,000		317,100
03/30/21	5.625%	150,000		153,000
02/05/25	7.375%	320,000		368,800
Total				838,900

UNITED KINGDOM (0.6%)
United Kingdom Gilt (c)
03/07/18	5.000%	GBP	170,000	303,626
03/07/25	5.000%	GBP	50,000	88,040
Total				391,666

VENEZUELA (1.3%)
Petroleos de Venezuela SA (b)(c)
11/02/17	8.500%	200,000		141,400
Petroleos de Venezuela SA (c)
04/12/17	5.250%	500,000		302,000
Venezuela Government International Bond (b)(c)
Senior Unsecured
08/23/22	12.750%	150,000		129,750
05/07/23	9.000%	350,000		239,750
Total				812,900

Total Foreign Government Obligations (Cost: $15,070,816)				16,363,438

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (1.4%)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004 (g)(k)
10/01/11	13.000%	350,000	296,940
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009B
10/01/38	5.000%	100,000	97,663
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
07/01/34	5.750%	30,000	28,328
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University (The)
Series 2007A
01/15/37	5.000%	100,000	100,893
New York City Transitional Finance Authority
Subordinated Revenue Bonds
Future Tax Secured
Series 2011C
11/01/39	5.000%	100,000	97,181
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	10,000	10,920
State of Illinois
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	170,000	169,958
State of Texas
Unlimited General Obligation Bonds
Transportation Commission Mobility Fund
Series 2007
04/01/37	5.000%	100,000	99,711

Total Municipal Bonds (Cost: $951,407)			901,594

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (5.4%)
Aerospace & Defense (0.1%)
Transdigm, Inc.
1st Lien Term Loan (h)(l)
02/14/17	4.000%	25,000	25,156

Airlines (0.1%)
Delta Air Lines, Inc.
2nd Lien Term Loan (h)(l)(m)
TBD	TBD	24,935	24,785
U.S. Airways Group, Inc.
Term Loan (h)(l)(m)
TBD	TBD	24,653	22,598
Total			47,383

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Automotive (0.1%)
Allison Transmission, Inc.
Term Loan (h)(l)
08/07/14	3.010%	$25,000	$24,739
Autotrader.com, Inc.
Tranche B Term Loan (h)(l)
12/15/16	4.750%	25,000	25,125
Total			49,864

Chemicals (0.2%)
Celanese U.S. Holdings LLC
Term Loan (h)(l)
04/02/14	1.761%	25,000	24,997
Momentive Specialty Chemicals, Inc.
Tranche C4A Term Loan (h)(l)
05/05/13	2.563%	24,871	24,731
PQ Corp.
1st Lien Term Loan (h)(l)
07/30/14	3.538%	24,936	24,276
Solutia, Inc.
Tranche 1 Term Loan (h)(l)(m)
TBD	TBD	24,687	24,819
Styron S.A.R.L.
Term Loan (c)(h)(l)
08/02/17	6.000%	25,000	25,139
Univar, Inc.
Tranche B Term Loan (h)(l)
06/30/17	5.000%	25,000	25,084
Total			149,046

Construction Machinery (0.5%)
Douglas Dynamics LLC
Term Loan (h)(l)(m)
TBD	TBD	325,000	322,562

Consumer Products (0.1%)
Amscan Holdings, Inc.
Term Loan (h)(l)
12/02/17	6.750%	24,937	25,078
NBTY, Inc.
Tranche B1 Term Loan (h)(l)(m)
TBD	TBD	24,938	24,973
Visant Corp.
Tranche B Term Loan (h)(l)(m)
TBD	TBD	25,000	24,937
Total			74,988

Diversified Manufacturing (–%)
Acosta, Inc.
Tranche B Term Loan (h)(l)
03/01/18	4.750%	25,000	25,027

Electric (–%)
TPF Generation Holdings LLC (h)(l)(m)
1st Lien Synthetic Letter of Credit
TBD	TBD	14,948	14,779
1st Lien Term Loan
TBD	TBD	6,930	6,852
Synthetic Revolving Term Loan
TBD	TBD	2,172	2,148
Total			23,779

Entertainment (0.1%)
AMC Entertainment, Inc.
Tranche B2 Term Loan (h)(l)(m)
TBD	TBD	24,934	24,934
Six Flags Theme Parks, Inc.
Tranche B Term Loan (h)(l)
06/30/16	5.250%	25,000	25,200
Total			50,134

Food and Beverage (0.3%)
Aramark Corp. (h)(l)
2nd Letter of Credit
07/26/16	3.463%	1,543	1,542
Tranche B Term Loan
07/26/16	3.557%	23,457	23,449
Dean Foods Co.
Tranche B Term Loan (h)(l)
04/02/16	3.560%	25,000	24,729
Dole Food Co., Inc.
Tranche B1 Term Loan (h)(l)
03/02/17	5.500%	7,176	7,212
Earthbound Holdings III LLC
Term Loan (h)(l)
12/21/16	3.000%	24,937	25,062
Pierre Foods, Inc.
1st Lien Term Loan (h)(l)
09/30/16	7.000%	24,938	25,024
Solvest Ltd.
Tranche C1 Term Loan (h)(l)
03/02/17	5.038%	17,824	17,913
WM. Bolthouse Farms, Inc.
1st Lien Term Loan (h)(l)(m)
TBD	TBD	24,810	24,996

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Food and Beverage (continued)
Windsor Quality Food Co., Ltd.
Tranche B Term Loan (h)(l)
02/16/17	5.000%	$24,300	$24,239
Total			174,166

Gaming (–%)
Isle of Capri Casinos, Inc. (h)(l)
Term Loan
11/25/13	4.750%	14,271	14,336
Tranche A Delayed Draw Term Loan
11/25/13	3.000%	5,021	5,044
Tranche B Delayed Draw Term Loan
11/25/13	3.000%	5,708	5,734
Total			25,114

Health Care (0.2%)
Community Health Systems, Inc. (h)(l)
Delayed Draw Term Loan
07/25/14	2.561%	1,221	1,208
Term Loan
07/25/14	2.561%	23,734	23,478
ConvaTec, Inc.
Term Loan (h)(l)
12/22/16	5.750%	25,000	25,025
DaVita, Inc.
Tranche B Term Loan (h)(l)
10/20/16	4.500%	25,000	25,085
Emdeon Business Services LLC
2nd Lien Term Loan (h)(l)(m)
TBD	TBD	25,000	24,906
MedAssets, Inc.
Term Loan (h)(l)
11/16/16	5.250%	25,000	25,117
Onex Carestream Finance LP
Term Loan (h)(l)
02/25/17	5.000%	25,000	24,514
Total			149,333

Life Insurance (–%)
CNO Financial Group, Inc.
Term Loan (h)(l)
09/30/16	7.500%	21,667	21,783

Media Cable (0.1%)
Cequel Communications LLC
Term Loan (h)(l)
11/05/13	2.260%	25,000	24,799
Charter Communications Operating LLC
Tranche B1 Term Loan (h)(l)(m)
TBD	TBD	12,051	12,019
Mediacom Illinois LLC
Tranche E Term Loan (h)(l)
10/23/17	4.500%	25,000	24,479
Total			61,297

Media Non-Cable (0.5%)
CMP Susquehanna Corp.
Term Loan (h)(l)(m)
TBD	TBD	24,253	23,835
Clear Channel Communications, Inc.
Tranche B Term Loan (h)(l)(m)
TBD	TBD	25,000	22,003
Cumulus Media, Inc.
Term Loan (h)(l)(m)
TBD	TBD	200,000	197,800
Gray Television, Inc
Tranche B Term Loan (h)(l)(m)
TBD	TBD	24,936	24,672
Radio One, Inc.
Term Loan (h)(l)(m)
TBD	TBD	25,000	25,281
Univision Communications, Inc.
1st Lien Term Loan (h)(l)
03/31/17	4.496%	50,000	48,757
Total			342,348

Other Financial Institutions (–%)
Harland Clarke Holdings Corp.
Tranche B Term Loan (h)(l)
06/30/14	2.786%	25,000	23,755

Packaging (0.1%)
Berry Plastics Holding Corp.
Tranche C Term Loan (h)(l)
04/03/15	2.314%	24,935	23,915
Graham Packaging Co. LP
Tranche C Term Loan (h)(l)
04/05/14	6.750%	24,937	25,083
Reynolds Group Holdings, Inc.
Term Loan (h)(l)
02/09/18	4.250%	25,000	25,105
Total			74,103

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Paper (0.1%)
Rock-Tenn Co.
Tranche B Term Loan (h)(l)(m)
TBD	TBD	$25,000	$25,147

Retailers (0.4%)
Claire’s Stores, Inc.
Tranche B Term Loan (h)(l)(m)
TBD	TBD	25,000	23,776
General Nutrition Centers, Inc.
Tranche B Term Loan (h)(l)
03/02/18	4.250%	25,000	24,981
J. Crew Group, Inc.
Term Loan (h)(l)(m)
TBD	TBD	25,000	24,913
Michaels Stores, Inc.
Tranche B1 Term Loan (h)(l)
10/31/13	2.574%	23,144	22,937
Neiman Marcus Group, Inc. (The)
Tranche B2 Term Loan (h)(l)
04/06/16	4.310%	25,000	25,036
Orchard Supply Hardware LLC
Term Loan (h)(l)
12/21/13	5.000%	25,000	23,531
PetCo Animal Supplies, Inc.
Term Loan (h)(l)
11/24/17	4.500%	25,000	25,059
Rite Aid Corp.
Tranche 2 Term Loan (h)(l)(m)
TBD	TBD	24,298	23,331
Toys ‘R’ Us-Delaware, Inc.
Term Loan (h)(l)(m)
TBD	TBD	25,000	25,131
Total			218,695

Supermarkets (0.1%)
Great Atlantic & Pacific Tea Co., Inc. (The)
Debtor In Possession Term Loan (h)(l)
06/14/12	8.750%	25,000	25,302
Supervalu, Inc.
Tranche B2 Term Loan (h)(l)(m)
TBD	TBD	24,937	24,950
Total			50,252

Technology (1.9%)
Communications & Power Industries
Term Loan (h)(l)
02/13/17	5.000%	997,500	1,002,488
Interactive Data Corp.
Tranche B Term Loan (h)(l)(m)
TBD	TBD	200,000	200,188
SunGard Data Systems, Inc.
Tranche B Term Loan (h)(l)
02/28/16	3.933%	24,450	24,465
Total			1,227,141

Transportation Services (0.1%)
Hertz Corp. (The) (h)(l)
Letter of Credit
03/11/18	3.750%	25,000	24,458
Tranche B Term Loan
03/11/18	3.750%	25,000	25,018
Total			49,476

Wirelines (0.4%)
Windstream Corp.
Tranche B2 Term Loan (h)(l)
12/17/15	3.060%	225,000	225,119

Total Senior Loans (Cost: $3,419,642)			3,435,668

Issuer	Shares	Value
Common Stocks (0.2%)
CONSUMER DISCRETIONARY (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Six Flags Entertainment Corp.	1,880	135,358

TOTAL CONSUMER DISCRECTIONARY		135,358

FINANCIALS (–%)
Real Estate Investment Trusts (REITs) (–%)
Fairlane Management Corp. (e)(f)	2,000	—
TOTAL FINANCIALS		—

Total Common Stocks (Cost: $55,569)		135,358

Preferred Stocks (—%)
INFORMATION TECHNOLOGY (–%)
Communications Equipment (–%)
CMP Susquehanna Radio Holdings Corp. (b)(f)(g)(n)	2,891	29

Issuer	Shares	Value
Preferred Stocks (continued)
TOTAL INFORMATION TECHNOLOGY		$29

Total Preferred Stocks (Cost: $29)		29

Warrants (—%)
INFORMATION TECHNOLOGY (–%)
Communications Equipment (–%)
CMP Susquehanna Corp. (b)(f)(g)	3,304	33
TOTAL INFORMATION TECHNOLOGY		33

Total Warrants (Cost: $33)		33

Money Market Fund (2.7%)
Columbia Short-Term Cash Fund, 0.229% (o)(p)	1,756,430	1,756,430

Total Money Market Fund (Cost: $1,756,430)		1,756,430

Total Investments (Cost: $62,726,575) (q)		65,743,330
Other Assets & Liabilities, Net		(1,674,777)

Net Assets		$64,068,553

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Swap agreements are stated at fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.  The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one Or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Certain Corporate Bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

Certain Residential Mortgage-Backed Securities - Non-Agency Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

Certain Corporate Bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Media Non-Cable	$—	$2,574,689	$7,080	$2,581,769
Wireless	—	1,383,014	500	1,383,514
All Other Industries	—	29,270,753	—	29,270,753
Residential Mortgage-Backed Securities - Agency	—	3,413,664	—	3,413,664
Residential Mortgage-Backed Securities - Non-Agency	—	825,786	518,331	1,344,117
Commercial Mortgage-Backed Securities	—	1,041,730	—	1,041,730
Inflation-Indexed Bonds	—	818,194	—	818,194
U.S. Treasury Obligations	3,297,039	—	—	3,297,039
Foreign Government Obligations	—	16,363,438	—	16,363,438
Municipal Bonds	—	901,594	—	901,594
Total Bonds	3,297,039	56,592,862	525,911	60,415,812

Equity Securities
Common Stocks
Consumer Discretionary	135,358	—	—	135,358
Preferred Stocks
Information Technology	—	—	29	29
Warrants
Information Technology	—	—	33	33

Total Equity Securities	135,358	—	62	135,420

Other
Senior Loans	—	3,435,668	—	3,435,668
Affiliated Money Market Fund(c)	1,756,430	—	—	1,756,430
Total Other	1,756,430	3,435,668	—	5,192,098

Investments in Securities	5,188,827	60,028,530	525,973	65,743,330
Derivatives(d)
Assets
Futures Contracts	8,857	—	—	8,857
Forward Foreign Currency Exchange Contracts	—	40,243	—	40,243
Liabilities
Futures Contracts	(19,070)	—	—	(19,070)
Forward Foreign Currency Exchange Contracts	—	(43,964)	—	(43,964)
Swap Contracts	—	(8,312)	—	(8,312)
Total	$5,178,614	$60,016,497	$525,973	$65,721,084

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities- Non- Agency	Preferred Stocks	Warrants	Total
Balance as of December 31, 2010	$7,080	$—	$29	$33	$7,142
Accrued discounts/premiums	45	(26)	—	—	19
Realized gain (loss)	—	—	—	*	—
Change in unrealized appreciation (depreciation)*	455	26	—	—	481
Sales	—	—	—	—	—
Purchases	—	—	—	—	—
Transfers into Level 3	—	518,331	—	—	518,331
Transfers out of Level 3	—	—	—	—	—
Balance as of March 31, 2011	$7,580	$518,331	$29	$33	$525,973

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $481, which is comprised of Corporate Bonds & Notes of $455 and Residential Mortgage-Backed Securities-Non-Agency of $26.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(a)                                 Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities which are not illiquid amounted to $18,172,353, which represents 28.36% of net assets.

(c)                                 Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 35.24% of net assets.

(d)                                Represents a security purchased on a when-issued or delayed delivery basis.

(e)                                 Negligible market value.

(f)                                   Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2011, the value of these securities amounted to $7,642, which represents 0.01% of net assets.

(g)                                Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $304,582, representing 0.48% of net assets.  Information concerning such security holdings at March 31, 2011 was as follows:

Security Description	Acquisition Dates	Acquisition Cost
Cabazon Band Mission Indians	10/04/04	$350,000
Revenue Bonds
Series 2004
13.000% 10/11/11
CMP Susquehanna Corp.	03/26/09	11,340
CMP Susquehanna Corp.	03/26/09	33
CMP Susquehanna Radio Holdings Corp.	03/26/09	29
Six Flags, Inc. 0.000% 06/01/14	05/07/10	—
Wind Acquisition Finance SA	03/04/11	—

(h)                                Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(i)                                    The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)                                    At March 31, 2011, investments in securities included securities valued at $73,422 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)                                 Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 0.46% of net assets at March 31, 2011.

(l)                                    Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)                              Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n)                                Non-income producing.

(o)                                Investments in affiliates during the period ended March 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$—	$2,011,471	$(255,041)	$—	$1,756,430	$32	$1,756,430

(p)                                The rate shown is the seven-day current annualized yield at March 31, 2011.

(q)                                At March 31, 2011, the cost of securities for federal income tax purposes was approximately $62,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,490,000
Unrealized Depreciation	(474,000)
Net Unrealized Appreciation	$3,016,000

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
IO	Interest Only
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind
TBD	To Be Announced

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro

GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	18	$2,163,375	June 2011	$—	$(14,770)
U.S. Treasury Note, 2-year	(18)	(3,926,250)	July 2011	—	(1,168)
U.S. Treasury Note, 5-year	(11)	(1,284,680)	July 2011	7,083	—
U.S. Treasury Note, 10-year	(33)	(3,928,031)	June 2011	—	(3,132)
U.S. Treasury Ultra Bond, 30-year	3	370,688	June 2011	1,774	—
Total				$8,857	$(19,070)

Credit Default Swap Contracts Outstanding at March 31, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	Sept. 20, 2014	1.47%	$400,000	$8,116	$—	$(196)	$—	$(8,312)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	April 4, 2011	196,389	149,590	$—	$(255)
		(NZD)	(USD)

UBS Securities	April 7, 2011	184,000	136,289	—	(4,076)
		(NZD)	(USD)

State Street Bank & Trust Company	April 16, 2011	322,574	438,000	11,363	—

		(USD)	(NZD)

State Street Bank & Trust Company	April 19, 2011	16,000	21,777	—	(892)
		(EUR)	(USD)

Goldman, Sachs & Co.	April 20, 2011	469,000	469,382	—	(14,772)
		(AUD)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	9,000	9,827	28	—
		(CHF)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	728,000	786,963	—	(5,713)
		(CHF)	(USD)

Goldman, Sachs & Co.	April 20, 2011	26,228,000	321,004	5,660	—
		(JPY)	(USD)

State Street Bank & Trust Company	April 20, 2011	438,000	320,493	—	(13,357)
		(NZD)	(USD)

State Street Bank & Trust Company	April 20, 2011	480,985	470,000	3,630	—
		(USD)	(CAD)

Barclays Bank PLC	April 20, 2011	327,286	201,000	—	(4,899)
		(USD)	(GBP)

HSBC Securities (USA), Inc.	April 20, 2011	798,194	4,484,000	11,949	—
		(USD)	(NOK)

UBS Securities	April 27, 2011	15,081,000	188,942	7,613	—
		(JPY)	(USD)
Total				$40,243	$(43,964)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 20, 2011